     AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 28, 2015.

                                                            FILE NOS. 333-185787
                                                                       811-03859
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 5                [X]


                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                  Amendment No. 5                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                           VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)


                             2727-A ALLEN PARKWAY,
                              HOUSTON, TEXAS 77019
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 871-2000


                              MANDA GHAFERI, ESQ.
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                            1999 AVENUE OF THE STARS
                       LOS ANGELES, CALIFORNIA 90067-6121
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:


[X]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on     pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Separate Account of American General Life Insurance Company under variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           VARIABLE SEPARATE ACCOUNT


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS


                                   ITEM NUMBER
                                   IN FORM N-4                                                       CAPTION
---------------------------------------------------------------------------------- ------------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Tables; Portfolio
                                                                                    Expenses; Examples
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  The Polaris Retirement Protector Variable
                                                                                    Annuity; Other Information
6.    Deductions..................................................................  Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris Retirement Protector Variable
                                                                                    Annuity; Purchasing a Polaris Retirement
                                                                                    Protector Variable Annuity; Investment
                                                                                    Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Variable Annuity Contract
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Legal Proceedings
14.   Table of Contents of Statement of Additional Information....................  Table of Contents of
                                                                                    Statement of Additional Information


                 PART B -- STATEMENT OF ADDITIONAL INFORMATION


Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940, File Nos. 333-185787 and 811-03859, filed on April 28, 2015, Accession No.
0001193125-15-153061.



                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                           VARIABLE SEPARATE ACCOUNT
        POLARIS RETIREMENT PROTECTOR VARIABLE ANNUITY DATED MAY 1, 2015

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                         FS VARIABLE SEPARATE ACCOUNT
        POLARIS RETIREMENT PROTECTOR VARIABLE ANNUITY DATED MAY 1, 2015

THE FOLLOWING IS ADDED TO THE OPTIONAL LIVING BENEFIT SECTION OF THE PROSPECTUS UNDER THE HEADING OVERVIEW OF LIVING BENEFIT:

Effective January 15, 2016, if you have elected a living benefit feature, and your contract was issued on July 16, 2012 or later, we will not accept subsequent Purchase Payments after 12 months from your contract issue date. If your contract was issued prior to July 16, 2012, we will not accept subsequent Purchase Payments after 60 months from your contract issue date. You may not establish a future automatic subsequent purchase payment plan, and any current payment plan will be terminated.

THE FOLLOWING IS ADDED TO THE DEATH BENEFITS SECTION OF THE PROSPECTUSES:

Effective January 15, 2016, if you have elected a living benefit feature, and your contract was issued on July 16, 2012 or later, we will not accept subsequent Purchase Payments after 12 months from your contract issue date. If your contract was issued prior to July 16, 2012, we will not accept subsequent Purchase Payments after 60 months from your contract issue date.

Dated: December 28, 2015

               PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS.

                                                                       2015Q4RP

                          POLARIS Retirement Protector

                                   PROSPECTUS

                               DECEMBER 28, 2015

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

             in all states except in New York where it is issued by

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               in connection with

                           VARIABLE SEPARATE ACCOUNT

                                      and

                          FS VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated December 28, 2015. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



UNDERLYING FUNDS:                                          MANAGED BY:
  Aggressive Growth                                        Wells Capital Management Incorporated
  American Funds Asset Allocation SAST                     Capital Research and Management Company(1)
  American Funds Global Growth SAST                        Capital Research and Management Company(1)
  American Funds Growth SAST                               Capital Research and Management Company(1)
  American Funds Growth-Income SAST                        Capital Research and Management Company(1)
  Asset Allocation                                         Edge Asset Management, Inc.
  Balanced                                                 J.P. Morgan Investment Management Inc.
  Blue Chip Growth                                         Massachusetts Financial Services Company
  Capital Appreciation                                     Wellington Management Company LLP
  Capital Growth                                           The Boston Company Asset Management, LLC
  Cash Management                                          BofA Advisors, LLC
  Corporate Bond                                           Federated Investment Management Company
  "Dogs" of Wall Street                                    SunAmerica Asset Management, LLC
  Emerging Markets                                         J.P. Morgan Investment Management Inc.
  Equity Opportunities                                     OppenheimerFunds, Inc.
  Foreign Value                                            Templeton Investment Counsel, LLC
  Franklin Founding Funds Allocation VIP Fund              Franklin Templeton Services, LLC
  Franklin Income VIP Fund                                 Franklin Advisers, Inc.
  Fundamental Growth                                       Wells Capital Management Incorporated
  Global Bond                                              Goldman Sachs Asset Management International
  Global Equities                                          J.P. Morgan Investment Management Inc.
  Government and Quality Bond                              Wellington Management Company LLP
  Growth                                                   Wellington Management Company LLP
  Growth-Income                                            J.P. Morgan Investment Management Inc.
  Growth Opportunities                                     Invesco Advisers, Inc.
  High-Yield Bond                                          PineBridge Investments LLC
  International Diversified Equities                       Morgan Stanley Investment Management Inc.
  International Growth and Income                          Putnam Investment Management, LLC
  Invesco V.I. American Franchise Fund, Series II Shares   Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund, Series II Shares             Invesco Advisers, Inc.


(Underlying Funds continued on next page)



UNDERLYING FUNDS:                                         MANAGED BY:
  Invesco V.I. Growth and Income Fund, Series II Shares   Invesco Advisers, Inc.
  Lord Abbett Growth and Income                           Lord, Abbett & Co. LLC
  Managed Allocation Balanced                             SunAmerica Asset Management, LLC(2)
  Managed Allocation Growth                               SunAmerica Asset Management, LLC(2)
  Managed Allocation Moderate                             SunAmerica Asset Management, LLC(2)
  Managed Allocation Moderate Growth                      SunAmerica Asset Management, LLC(2)
  Mid-Cap Growth                                          J.P. Morgan Investment Management Inc.
  Natural Resources                                       Wellington Management Company LLP
  Real Estate                                             FIAM LLC(4)
  Real Return                                             Wellington Management Company LLP
  SA AB Growth                                            AllianceBernstein L.P.
  SA JPMorgan MFS Core Bond                               J.P. Morgan Investment Management Inc. and Massachusetts
                                                          Financial Services Company
  SA Legg Mason BW Large Cap Value(3)                     Brandywine Global Investment Management, LLC(3)
  SA Marsico Focused Growth                               Marsico Capital Management, LLC
  SA MFS Massachusetts Investors Trust                    Massachusetts Financial Services Company
  SA MFS Total Return                                     Massachusetts Financial Services Company
  Small & Mid Cap Value                                   AllianceBernstein L.P.
  Small Company Value                                     Franklin Advisory Services, LLC
  SunAmerica Dynamic Allocation Portfolio                 SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SunAmerica Dynamic Strategy Portfolio                   SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  Technology                                              Columbia Management Investment Advisers, LLC
  Telecom Utility                                         Massachusetts Financial Services Company
  VCP Managed Asset Allocation SAST Portfolio             Capital Research and Management Company(1)
  VCP Total Return Balanced Portfolio                     Pacific Investment Management Company LLC
  VCP Value Portfolio                                     Invesco Advisers, Inc.



1 Capital Research and Management Company manages the corresponding Master Fund
  (defined under GLOSSARY below) in which the Underlying Fund invests. The investment adviser of the Feeder Funds is SAAMCo.

2 On July 29, 2015, the investment manager changed from Ibbotson Associates,
  Inc. to SunAmerica Asset Management, LLC.



3 On or about September 8, 2015, the Davis Venture Value Portfolio was renamed
  SA Legg Mason BW Large Cap Value Portfolio and the investment adviser changed from Davis Selected Advisers, L.P. to Brandywine Global Investment Management, LLC.

4 On December 10, 2015, the investment manager Pyramis Global Advisors, LLC was renamed FIAM LLC.


                                       2

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                               TABLE OF CONTENTS
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GLOSSARY....................................................   4
HIGHLIGHTS..................................................   5
FEE TABLE...................................................   7
      Maximum Owner Transaction Expenses....................   7
      Contract Maintenance Fee..............................   7
      Separate Account Annual Expenses......................   7
      Additional Optional Feature Fee.......................   7
        Optional Polaris Income Plus Fee....................   7
      Total Annual Portfolio Operating Expenses.............   7
MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................   9
THE POLARIS RETIREMENT PROTECTOR
  VARIABLE ANNUITY..........................................  10
PURCHASING A POLARIS RETIREMENT
  PROTECTOR VARIABLE ANNUITY................................  10
      Allocation of Purchase Payments.......................  11
      Accumulation Units....................................  12
      Free Look.............................................  12
      Exchange Offers.......................................  13
      Important Information for Military Servicemembers.....  13
INVESTMENT OPTIONS..........................................  13
      Variable Portfolios...................................  13
        AIM Variable Insurance Funds (Invesco Variable
           Insurance Funds).................................  14
        Franklin Templeton Variable Insurance Products
           Trust............................................  14
        Lord Abbett Series Fund, Inc........................  14
        Anchor Series Trust.................................  14
        Seasons Series Trust................................  14
        SunAmerica Series Trust.............................  14
      Substitution, Addition or Deletion of Variable
        Portfolios..........................................  17
      Fixed Accounts........................................  17
      Dollar Cost Averaging Fixed Accounts..................  17
      Dollar Cost Averaging Program.........................  18
      Polaris Portfolio Allocator Program...................  18
      50%-50% Combination Model Program.....................  20
      Transfers During the Accumulation Phase...............  22
      Automatic Asset Rebalancing Program...................  24
      Voting Rights.........................................  25
ACCESS TO YOUR MONEY........................................  25
      Free Withdrawal Amount................................  25
      Systematic Withdrawal Program.........................  26
      Nursing Home Waiver...................................  26
      Minimum Contract Value................................  27
      Qualified Contract Owners.............................  27
OPTIONAL LIVING BENEFIT.....................................  27
      Polaris Income Plus...................................  29
DEATH BENEFITS..............................................  36
      Beneficiary Continuation Programs.....................  37
      Death Benefit Defined Terms...........................  38
      Standard Death Benefit................................  39
      Optional Maximum Anniversary Value Death Benefit......  39
      Spousal Continuation..................................  39
EXPENSES....................................................  40
      Separate Account Expenses.............................  40
      Withdrawal Charges....................................  40
      Underlying Fund Expenses..............................  41
      Contract Maintenance Fee..............................  41
      Transfer Fee..........................................  41
      Optional Living Benefit Fee...........................  41
      Optional Polaris Income Plus Living Benefit Fee.......  42
      Optional Maximum Anniversary Value Death Benefit
        Fee.................................................  42
      Premium Tax...........................................  42
      Income Taxes..........................................  42
      Reduction or Elimination of Fees, Expenses and
        Additional Amounts Credited.........................  42
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF
  THE CONTRACT..............................................  42
ANNUITY INCOME OPTIONS......................................  44


      The Income Phase......................................  44
      Annuity Income Options................................  44
      Fixed or Variable Annuity Income Payments.............  45
      Annuity Income Payments...............................  45
      Transfers During the Income Phase.....................  46
      Deferment of Payments.................................  46
TAXES.......................................................  46
      Annuity Contracts in General..........................  46
      Tax Treatment of Distributions - Non-Qualified
        Contracts...........................................  46
      Tax Treatment of Distributions - Qualified Contracts..  47
      Required Minimum Distributions........................  48
      Tax Treatment of Death Benefits.......................  49
      Tax Treatment of Optional Living Benefits.............  49
      Contracts Owned by a Trust or Corporation.............  49
      Foreign Account Tax Compliance ("FATCA")..............  49
      Other Withholding Tax.................................  49
      Gifts, Pledges and/or Assignments of a Contract.......  49
      Diversification and Investor Control..................  50
OTHER INFORMATION...........................................  50
      The Distributor.......................................  50
      The Company...........................................  50
      The Separate Account..................................  51
      The General Account...................................  52
      Financial Statements..................................  52
      Administration........................................  52
      Legal Proceedings.....................................  53
      Registration Statements...............................  53
CONTENTS OF STATEMENT OF ADDITIONAL
  INFORMATION...............................................  53
APPENDIX A - CONDENSED FINANCIAL INFORMATION................ A-1
APPENDIX B - FORMULA AND EXAMPLES OF
  CALCULATIONS OF THE POLARIS INCOME PLUS FEE............... B-1
APPENDIX C - POLARIS INCOME PLUS OPTIONAL
  LIVING BENEFIT EXAMPLES................................... C-1
APPENDIX D - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.............................................. D-1
APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY............................................... E-1
APPENDIX F - LIVING BENEFIT FOR CONTRACTS
  ISSUED PRIOR TO SEPTEMBER 21, 2015........................ F-1



                                       3

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                                    GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FEEDER FUNDS - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: American Funds Global Growth SAST, American Funds Growth SAST, American Funds Growth-Income SAST, American Funds Asset Allocation SAST, and VCP Managed Asset Allocation SAST Variable Portfolios.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.


INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

PURCHASE PAYMENTS LIMIT - $1,000,000 for contracts issued on or after May 1, 2014. $1,500,000 for contracts issued prior to May 1, 2014.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of the living benefit, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust, and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       4

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                                   HIGHLIGHTS
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The Polaris Retirement Protector Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges which equal 1.55% annually for the first 5 contract years reducing to 1.30% after the 5th contract anniversary, of the average daily value of your contract allocated to the Variable Portfolios. If you elect certain optional features, we may charge additional fees. Your contract provides for a free withdrawal amount each year. A separate withdrawal charge schedule applies to each Purchase Payment. After a Purchase Payment has been in the contract for 5 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS RETIREMENT PROTECTOR VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFIT: You may elect the optional living benefit available under your contract for an additional fee. This living benefit is designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. This benefit can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing the optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.

You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the prescribed amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFIT IN THE PROSPECTUS.

DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

                                       5


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       6

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                                   FEE TABLE
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THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Purchase Payment)(1)..... 8%

TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(2)..... 3.5%

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.



CONTRACT MAINTENANCE FEE(3)..... $50


SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


                                                   AFTER 5TH
                                       CONTRACT    CONTRACT
                                      YEARS 1-5   ANNIVERSARY
                                     ----------- ------------
  Separate Account Charge...........     1.55%         1.30%
  Optional Maximum Anniversary Value
     Death Benefit..................     0.25%         0.25%
     Maximum Separate Account Annual
        Expenses(4).................     1.80%         1.55%

ADDITIONAL OPTIONAL FEATURE FEE

You may elect the following optional Living Benefit which is a guaranteed minimum withdrawal benefit:


OPTIONAL POLARIS INCOME PLUS FEE
(calculated as a percentage of the Income Base)(5)



NUMBER OF                         INITIAL       MAXIMUM
COVERED                            ANNUAL       ANNUAL
PERSONS                         FEE RATE(6)   FEE RATE(6)
------------------------------ ------------- ------------
  For One Covered Person......    1.10%         2.20%
  For Two Covered Persons.....    1.35%         2.70%


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(AS OF JANUARY 31, 2015)

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(7)   MAXIMUM(7)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees,12b-1 fees,
if applicable, and other expenses)..........    0.72%        1.48%


FOOTNOTES TO THE FEE TABLE:

 1 Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 5 years as follows:


YEARS SINCE RECEIPT OF PURCHASE PAYMENTS:.....   1    2    3    4    5   6+
                                               8%   7%   6%   5%   4%   0%

     Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.

 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.

 4 If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.


 5 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to September 21, 2015, please see APPENDIX F for a description of the living benefit you may have elected.


                                       7

 6 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX B -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS FEE.

 Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio, VCP Managed Asset Allocation SAST Portfolio, VCP Total Return Balanced Portfolio or VCP Value Portfolio. Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased due to VIX indexing and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Conversely, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.


                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.25%
   Two Covered Persons           0.60%            (+or-)0.25%

   * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).

 7 The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2015. The minimum expense is for an Underlying Fund of Franklin Templeton Variable Insurance Products Trust as of its fiscal year ended December 31, 2014.


                                       8

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:




MAXIMUM EXPENSE EXAMPLES
(assuming separate account annual expenses of 1.80% reducing to 1.55% after 5th contract anniversary (including the optional Maximum Anniversary Value death benefit), the optional Polaris Income Plus feature (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.70% for remaining years) and investment in an Underlying Fund with total expenses of 1.48%)

(1)   If you surrender your contract at the end of the applicable time period:


   1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------   ---------   ---------   ---------
  $1,269      $2,266      $3,239      $5,567

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $469     $1,666      $2,839      $5,567


MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.55% reducing to 1.30% after 5th contract anniversary, no election of optional features and investment in an Underlying Fund with total expenses of 0.72%)





(1)   If you surrender your contract at the end of the applicable time period:


   1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------   ---------   ---------   ---------
  $1,035      $1,324      $1,640      $2,511

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $235     $724        $1,240      $2,511


EXPLANATION OF EXPENSE EXAMPLES



1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $75,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. The Maximum Expense Examples assume that the Income Base, which is used to calculate the Polaris Income Plus fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.

4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.


                                       9

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                        THE POLARIS RETIREMENT PROTECTOR

                                VARIABLE ANNUITY
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When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     o Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     o Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     o Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     o Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation Phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

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                        PURCHASING A POLARIS RETIREMENT

                           PROTECTOR VARIABLE ANNUITY
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An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.


                                                               MINIMUM
                                                 MINIMUM      AUTOMATIC
                           MINIMUM INITIAL     SUBSEQUENT     SUBSEQUENT
                               PURCHASE         PURCHASE       PURCHASE
                               PAYMENT           PAYMENT       PAYMENT
        Qualified         $ 4,000             $500           $100
      Non-Qualified       $10,000             $500           $100


Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100 if you have not elected a Living Benefit feature. We will not accept subsequent Purchase Payments from contract owners age 86 or older. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.


We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval. The terms creating any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


                                       10



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


MAXIMUM ISSUE AGE


We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR SPECIFIC INFORMATION.



TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


JOINT OWNERSHIP

We allow this contract to be jointly owned by spouses (as determined for federal tax law purposes). The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. There are also states that require us to issue the contract to non-spousal joint Owners. However, non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract. Therefore, the ability of such non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as


                                       11



of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:

American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

US Life (New York contracts only)
Annuity Service Center
P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

US Life (New York contracts only)
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.


ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We determine the value of each Accumulation Unit at the close of the NYSE every business day, by multiplying the Accumulation Unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.


                                       12



If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS


The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts we offer.

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract owners.

Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same adviser or sub-adviser. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment adviser or sub-adviser.

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or master-feeder funds. Fund-of-Funds and master-feeder funds require you to pay fees and expenses at both fund levels. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds held in the Fund-of-Funds structure. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.

Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. These risk management techniques help us to manage our financial exposure in connection with certain guaranteed benefits and could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide


                                       13



you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Underlying Funds you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports. Please consult your independent financial advisor regarding which of these Variable Portfolios are appropriate for your risk structure.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund. The Underlying Funds along with their respective advisers are listed below.


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment adviser to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Founding Funds Allocation VIP Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment adviser.

     Please see the Franklin Templeton Variable Insurance Products prospectus for details.


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisers to provide investment advice for the Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are subadvisers to Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").


            MASTER-FEEDER FUNDS

            SAST also offers Master-Feeder funds. Capital Research and Management Company is the investment adviser of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment adviser to the Feeder Funds.

            Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

            Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.


                                       14



            Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment adviser to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.


            SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO AND SUNAMERICA DYNAMIC STRATEGY PORTFOLIO

            SAST also offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and the SunAmerica Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SAAMCo is the investment adviser of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.


            The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. In addition, the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadviser. This managed volatility strategy may reduce the incidence of extreme outcomes including the probability of large gains or losses. As a result, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. The formula used by the Subadviser may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment adviser and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.



            VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO, VCP TOTAL RETURN BALANCED PORTFOLIO AND VCP VALUE PORTFOLIO


            The VCP Managed Asset Allocation SAST Portfolio, VCP Total Return Balanced Portfolio and VCP Value Portfolio each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. In addition, these Variable Portfolios may enable the Company to more efficiently manage its financial risks associated with guarantees, like the living and death benefits. This managed volatility strategy may reduce the incidence of extreme outcomes including the probability of large gains or losses. As a result, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST AND THE AMERICAN FUNDS INSURANCE SERIES MASTER FUND FOR DETAILS.



            CASH MANAGEMENT

            SAST also offers the Cash Management Variable Portfolio. During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.



YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.AIG.COM/ANNUITIES. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.



           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                                       15




UNDERLYING FUNDS                                 MANAGED BY:                                        TRUST    ASSET CLASS
----------------------------------------------   ----------------------------------------------   --------   -----------------
Aggressive Growth                                Wells Capital Management Incorporated            SAST       STOCK
American Funds Asset Allocation SAST             Capital Research and Management Company          SAST       ASSET ALLOCATION
American Funds Global Growth SAST                Capital Research and Management Company          SAST       STOCK
American Funds Growth SAST                       Capital Research and Management Company          SAST       STOCK
American Funds Growth-Income SAST                Capital Research and Management Company          SAST       STOCK
Asset Allocation                                 Edge Asset Management, Inc.                      AST        ASSET ALLOCATION
Balanced                                         J.P. Morgan Investment Management Inc.           SAST       ASSET ALLOCATION
Blue Chip Growth                                 Massachusetts Financial Services Company         SAST       STOCK
Capital Appreciation                             Wellington Management Company LLP                AST        STOCK
Capital Growth                                   The Boston Company Asset Management, LLC         SAST       STOCK
Cash Management                                  BofA Advisors, LLC                               SAST       CASH
Corporate Bond                                   Federated Investment Management Company          SAST       BOND
"Dogs" of Wall Street                            SunAmerica Asset Management, LLC                 SAST       STOCK
Emerging Markets                                 J.P. Morgan Investment Management Inc.           SAST       STOCK
Equity Opportunities                             OppenheimerFunds, Inc.                           SAST       STOCK
Foreign Value                                    Templeton Investment Counsel, LLC                SAST       STOCK
Franklin Founding Funds Allocation VIP Fund      Franklin Templeton Services, LLC                 FTVIPT     ASSET ALLOCATION
Franklin Income VIP Fund                         Franklin Advisers, Inc.                          FTVIPT     ASSET ALLOCATION
Fundamental Growth                               Wells Capital Management Incorporated            SAST       STOCK
Global Bond                                      Goldman Sachs Asset Management International     SAST       BOND
Global Equities                                  J.P. Morgan Investment Management Inc.           SAST       STOCK
Government and Quality Bond                      Wellington Management Company LLP                AST        BOND
Growth                                           Wellington Management Company LLP                AST        STOCK
Growth-Income                                    J.P. Morgan Investment Management Inc.           SAST       STOCK
Growth Opportunities                             Invesco Advisers, Inc.                           SAST       STOCK
High-Yield Bond                                  PineBridge Investments LLC                       SAST       BOND
International Diversified Equities               Morgan Stanley Investment Management Inc.        SAST       STOCK
International Growth and Income                  Putnam Investment Management, LLC                SAST       STOCK
Invesco V.I. American Franchise Fund,            Invesco Advisers, Inc.                           AVIF       STOCK
 Series II Shares
Invesco V.I. Comstock Fund, Series II Shares     Invesco Advisers, Inc.                           AVIF       STOCK
Invesco V.I. Growth and Income Fund,             Invesco Advisers, Inc.                           AVIF       STOCK
 Series II Shares
Lord Abbett Growth and Income                    Lord, Abbett & Co. LLC                           LASF       STOCK
Managed Allocation Balanced                      SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
Managed Allocation Growth                        SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
Managed Allocation Moderate                      SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
Managed Allocation Moderate Growth               SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
Mid-Cap Growth                                   J.P. Morgan Investment Management Inc.           SAST       STOCK
Natural Resources                                Wellington Management Company LLP                AST        STOCK
Real Estate                                      FIAM LLC                                         SAST       STOCK
Real Return                                      Wellington Management Company LLP                SST        BOND
SA AB Growth                                     AllianceBernstein L.P.                           SAST       STOCK
SA JPMorgan MFS Core Bond                        J.P. Morgan Investment Management Inc. and       SAST       BOND
                                                 Massachusetts Financial Services Company
SA Legg Mason BW Large Cap Value                 Brandywine Global Investment Management, LLC     SAST       STOCK
SA Marsico Focused Growth                        Marsico Capital Management, LLC                  SAST       STOCK
SA MFS Massachusetts Investors Trust             Massachusetts Financial Services Company         SAST       STOCK
SA MFS Total Return                              Massachusetts Financial Services Company         SAST       ASSET ALLOCATION
Small & Mid Cap Value                            AllianceBernstein L.P.                           SAST       STOCK
Small Company Value                              Franklin Advisory Services, LLC                  SAST       STOCK
SunAmerica Dynamic Allocation Portfolio          SunAmerica Asset Management, LLC and             SAST       ASSET ALLOCATION
                                                 AllianceBernstein L.P.
SunAmerica Dynamic Strategy Portfolio            SunAmerica Asset Management, LLC and             SAST       ASSET ALLOCATION
                                                 AllianceBernstein L.P.
Technology                                       Columbia Management Investment Advisers, LLC     SAST       STOCK
Telecom Utility                                  Massachusetts Financial Services Company         SAST       STOCK
VCP Managed Asset Allocation SAST                Capital Research and Management Company          SAST       ASSET ALLOCATION
 Portfolio
VCP Total Return Balanced Portfolio              Pacific Investment Management Company LLC        SAST       ASSET ALLOCATION
VCP Value Portfolio                              Invesco Advisers, Inc.                           SAST       ASSET ALLOCATION





                                       16



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts. Allocations to the Fixed Accounts, including the Secure Value Account, are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

If you elect Polaris Income Plus, 20% of your investment is automatically allocated to a Fixed Account known as the Secure Value Account. The Secure Value Account is only available with election of this Living Benefit and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT POLARIS INCOME PLUS?" UNDER OPTIONAL LIVING BENEFITS.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instructions on file.


If your contract was issued on or after July 22, 2013, the 2-Year DCA Fixed Account is not available for investment. For contracts issued prior to July 22, 2013, without election of a Living Benefit, the 2-Year DCA Fixed Account will



                                       17




remain available for subsequent Purchase Payments on contracts issued initially with the 2-Year DCA Fixed Account.


DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as source accounts exclusively to facilitate the DCA program for a specified time period. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY TIME AND WE WILL PROVIDE YOU NOTICE AT LEAST 30 DAYS PRIOR TO MODIFICATION, SUSPENSION OR TERMINATION OF THE DCA PROGRAM. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE DCA PROGRAM, WE WILL TRANSFER THE REMAINING MONEY ACCORDING TO YOUR CURRENT DCA TARGET ALLOCATIONS ON FILE.


POLARIS PORTFOLIO ALLOCATOR PROGRAM


PROGRAM DESCRIPTION

The Polaris Portfolio Allocator program is offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the four Portfolio Allocator models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The models allocate among the various asset classes to attempt to match certain combinations of investors' investment time horizon


                                       18



and risk tolerance. Please consult your financial representative about investment in the Polaris Portfolio Allocator program.


ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the Polaris Portfolio Allocator program by electing a Portfolio Allocator model when you purchase your variable annuity or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Portfolio Allocator model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Portfolio Allocator Model. If you: 1) attempt to allocate a portion of your Purchase Payment outside of your elected Portfolio Allocator model, or 2) if you invest in any Variable Portfolios in addition to investment in a Portfolio Allocator model under this program, such an investment may no longer be consistent with the Portfolio Allocator model's intended objectives and therefore, will effectively terminate your election of the Polaris Portfolio Allocator Model. If your election of the Polaris Portfolio Allocator Model is terminated, your investment will remain allocated to the same Variable Portfolios and in the same amounts as before the program was terminated; however, your investment will no longer be deemed to be in a Polaris Portfolio Allocator Model.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator model, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Portfolio Allocator model to another Portfolio Allocator model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Portfolio Allocator model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.


REBALANCING THE MODELS

You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a Portfolio Allocator model, only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Portfolio Allocator model cannot be rebalanced if you wish to maintain your current Portfolio Allocator model allocations.

Over time, the Portfolio Allocator model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Portfolio Allocator model rebalanced at least annually, then your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the Underlying Funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.


IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Portfolio Allocator models are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator model should be revised or whether it remains appropriate to invest in accordance with any particular Portfolio Allocator model.

The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a


                                       19



Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Portfolio Allocator model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Portfolio Allocator models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator models can be obtained from your financial representative.


POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE MAY 1, 2015)


          VARIABLE PORTFOLIOS              MODEL 1     MODEL 2     MODEL 3     MODEL 4
 American Funds Global Growth SAST            2.0%        2.0%        3.0%       6.0%
 American Funds Growth SAST                   2.0%        2.0%        2.0%       2.0%
 American Funds Growth-Income SAST            0.0%        0.0%        1.0%       5.0%
 Blue Chip Growth                             2.0%        2.0%        2.0%       4.0%
 Capital Appreciation                         2.0%        3.0%        4.0%       5.0%
 Capital Growth                               2.0%        3.0%        3.0%       4.0%
 Corporate Bond                              10.0%        8.0%        7.0%       1.0%
 "Dogs" of Wall Street                        3.0%        3.0%        3.0%       5.0%
 Emerging Markets                             0.0%        1.0%        2.0%       2.0%
 Equity Opportunities                         2.0%        3.0%        4.0%       6.0%
 Foreign Value                                2.0%        3.0%        3.0%       3.0%
 Global Bond                                  4.0%        4.0%        2.0%       2.0%
 Government and Quality Bond                 10.0%        9.0%        7.0%       2.0%
 Growth-Income                                5.0%        6.0%        7.0%       8.0%
 High-Yield Bond                              4.0%        3.0%        2.0%       0.0%
 International Diversified Equities           2.0%        2.0%        3.0%       3.0%
 Invesco V.I. Comstock Fund, Series II
   Shares                                     6.0%        6.0%        7.0%       8.0%
 Invesco V.I. Growth and Income Fund,
   Series II Shares                           6.0%        7.0%        8.0%       8.0%
 Real Estate                                  0.0%        0.0%        0.0%       1.0%
 Real Return                                  7.0%        4.0%        2.0%       0.0%
 SA JPMorgan MFS Core Bond                   15.0%       12.0%       10.0%       5.0%
 SA Legg Mason BW Large Cap Value             4.0%        4.0%        4.0%       5.0%
 SA Marsico Focused Growth                    1.0%        2.0%        3.0%       4.0%
 SA MFS Massachusetts Investors
   Trust                                      7.0%        7.0%        7.0%       8.0%
 Small & Mid Cap Value                        2.0%        2.0%        2.0%       2.0%
 Small Company Value                          0.0%        2.0%        2.0%       1.0%
                                 TOTAL        100%        100%        100%       100%

The Polaris Portfolio Allocator Models listed above are those that are currently available. The Portfolio Allocator models are reconfigured from time to time. However, once you invest in a Portfolio Allocator model, the percentages of your contract value allocated to each Variable Portfolio within a Portfolio Allocator model will not be changed by us. If you purchased your contract prior to the current allocations of the Portfolio Allocator models specified above, any subsequent Purchase Payments will be invested in the same Portfolio Allocator model as your current investment and will not be invested in the Portfolio Allocator model allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator model in line with your investment goals over time.

We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU IF WE EXERCISE THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, YOUR INVESTMENT WILL REMAIN IN THE SAME VARIABLE PORTFOLIOS AND IN THE SAME AMOUNTS AS BEFORE THE PROGRAM WAS SUSPENDED OR TERMINATED; HOWEVER, YOUR INVESTMENT WILL NO LONGER BE DEEMED TO BE IN A PORTFOLIO ALLOCATOR MODEL.


50%-50% COMBINATION MODEL PROGRAM

PROGRAM DESCRIPTION

The 50%-50% Combination Model Program is offered to you to assist in diversifying your investment across various asset classes. The 50%-50% Combination Model Program allows you to choose from one of the four 50%-50% Combination Models ("Combination Models") designed to assist in meeting your stated investment goals.

Each of the Combination Models allocate 50% of your investment in a Polaris Portfolio Allocator Model and the remaining 50% in a corresponding Managed Allocation Portfolio to attempt to match a stated investment time horizon and risk tolerance. Each Managed Allocation Portfolio is a Fund-of-Funds managed by SunAmerica Asset Management, LLC. The 50% of your investment allocated to the Polaris Portfolio Allocator Model is considered "static" because the composition of the Polaris Portfolio Allocator Model will not be changed by us and is not actively managed. However, the 50% of your investment allocated to the Managed Allocation Portfolio is considered "active" because each Managed Allocation Portfolio is an Underlying Fund that SunAmerica Asset Management, LLC manages in order to maintain the investment objective of the Managed Allocation Portfolio. FOR MORE INFORMATION, PLEASE SEE POLARIS PORTFOLIO ALLOCATOR PROGRAM ABOVE.


                                       20



ENROLLING AND INVESTING IN THE COMBINATION MODEL PROGRAM

You may enroll in the Combination Model Program by electing a Combination Model when you purchase your variable annuity or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the Combination Model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a Combination Model by providing a written reallocation request, calling our Annuity Service Center or logging into our website.

You may also choose to invest gradually into a Combination Model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Combination Model at a time and participation in the Combination Model Program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Combination Model. If you: 1) attempt to allocate a portion of your Purchase Payment outside of your elected Combination Model, or 2) if you invest in any Variable Portfolios in addition to investment in a Combination Model under this program, such an investment may no longer be consistent with the Combination Model's intended objectives and therefore, will effectively terminate your election of the Combination Model. If your election of the Combination Model is terminated, your investment will remain allocated to the same Variable Portfolios and in the same amounts as before the program was terminated; however, your investment will no longer be deemed to be in a Combination Model.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the elected Combination Model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Combination Model, your investment may no longer be consistent with the Combination Model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Combination Model to another Combination Model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Combination Model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions, and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.


REBALANCING THE COMBINATION MODELS

You can elect to have your investment in the Combination Models rebalanced quarterly, semi-annually or annually to maintain the target asset allocation among the Variable Portfolios of the Combination Model you selected. If you make such an election to rebalance, both the allocation to the Polaris Portfolio Allocator Model and the Managed Allocation Portfolio will be rebalanced to equal the 50%-50% split discussed above. The investments in the Underlying Funds of each Managed Allocation Portfolio are not rebalanced as part of the Combination Model Program.

Over time, the Combination Model you elect may no longer align with its original investment objective due to the effects of Underlying Fund performance and changes in the Underlying Funds' investment objectives. Therefore, if you do not elect to have your investment in the Combination Model rebalanced at least annually, then your investment may no longer be consistent with the Combination Model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.


IMPORTANT INFORMATION ABOUT THE COMBINATION MODEL PROGRAM

The Combination Model Program is not intended as ongoing or personalized advice about investing in the Variable Portfolios. We do not provide investment advice regarding whether a Combination Model should be selected or rebalanced or whether it remains appropriate for any individual to invest in accordance with any particular Combination Model as your investment needs change. The Combination Model Program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Combination Model may have been built. Also, allocation to a single asset class may outperform a Combination Model, so that you could have better investment returns investing in a single asset class than in a Combination Model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a


                                       21



particular Combination Model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Combination Models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Combination Models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning a specific Combination Model can be obtained from your financial representative.

Below are the Combination Models available for election.


      50%-50%
 COMBINATION MODEL     50% ALLOCATION TO:     50% ALLOCATION TO:
         1             Polaris Portfolio      Managed Allocation
                       Allocator Model 1           Balanced
         2             Polaris Portfolio      Managed Allocation
                       Allocator Model 2           Moderate
         3             Polaris Portfolio      Managed Allocation
                       Allocator Model 3       Moderate Growth
         4             Polaris Portfolio      Managed Allocation
                       Allocator Model 4            Growth

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE 50%-50% COMBINATION MODEL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU IF WE EXERCISE THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, YOUR INVESTMENT WILL REMAIN IN THE SAME VARIABLE PORTFOLIOS AND IN THE SAME AMOUNTS AS BEFORE THE PROGRAM WAS SUSPENDED OR TERMINATED; HOWEVER, YOUR INVESTMENT WILL NO LONGER BE DEEMED TO BE IN A 50%-50% COMBINATION MODEL.


TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts, subject to the Company's and the Underlying Funds' short term trading policies, by telephone (800) 445-7862, through the Company's website (www.aig.com/annuities), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to
(818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.


SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or
(3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.


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The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").


For example, if you made a transfer on August 17, 2015 and within the previous twelve months (from August 18, 2014 forward) you made 15 transfers including the August 17th transfer, then all transfers made for twelve months after August 17, 2015 must be submitted by U.S. Mail (from August 18, 2015 through August 17, 2016).


U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1)    the number of transfers made in a defined period;

     (2)    the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation


                                       23



services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

If you elect the optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise. However, automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.


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WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU IF WE EXERCISE THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract by making a systematic, partial, or total withdrawal (surrender), and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.


If you elected the Optional Living Benefit and you take the Maximum Annual Withdrawal Amount, you may still take an additional amount under the Free Withdrawal provision without incurring a withdrawal charge. However, the additional amount of the Withdrawal that exceeds the Maximum Annual Withdrawal Amount that may be considered a Free Withdrawal will be treated as an Excess Withdrawal for purposes of calculating your Income Base, Income Credit Base and future income payments. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS?" UNDER OPTIONAL LIVING BENEFIT BELOW.



FREE WITHDRAWAL AMOUNT

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. AS A RESULT, IF YOU FULLY SURRENDER YOUR CONTRACT IN THE FUTURE WHILE WITHDRAWAL CHARGES ARE STILL APPLICABLE, YOU WILL NOT RECEIVE THE BENEFIT OF ANY PREVIOUSLY WITHDRAWN FREE WITHDRAWALS OR ANY WITHDRAWALS SUBJECT TO MINIMUM DISTRIBUTION REQUIREMENTS UPON A FULL SURRENDER FOR THE PURPOSES OF CALCULATING THE WITHDRAWAL CHARGE.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

When you make a partial withdrawal, we deduct it from any remaining annual free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you can also access your Purchase Payments that are no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges.

Your annual free withdrawal amount is the greater of:

     1) 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges; or

     2) The Maximum Annual Withdrawal Amount not yet withdrawn each contract year, if you elected a Living Benefit.

If you are taking required minimum distributions ("RMD") applicable to this contract only, current Company practice is to waive any withdrawal charges applicable to those withdrawals.

The annual amounts withdrawn free of a withdrawal charge do not reduce the amount you invested for purposes of calculating the withdrawal charges (total Purchase Payments still subject to withdrawal charges). As a result, if you surrender your contract in the future while withdrawal charges are still applicable, any previous annual free withdrawal amount in the current contract year would then be subject to applicable withdrawal charges. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. If, in any contract year, you choose to take less than the full 10% free withdrawal amount, as described above, or the Maximum Annual Withdrawal Amount, if allowed under the Living Benefit you elected, then you may not carry over the unused amount as an annual free withdrawal in subsequent years.


                                       25



We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge if you are surrendering your contract, any prior free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 6% is the applicable percentage) [B x C=$6,000]

     D=  Your full contract value ($84,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100 after the withdrawal, and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio, Fixed Account or DCA Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

Upon notification of your death, we will terminate the Systematic Withdrawal program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU IF WE EXERCISE THAT RIGHT.


NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the


                                       26



following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and
(3) a bill from the nursing home which shows that you met the 60-day confinement requirement. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION REGARDING THE AVAILABILITY OF THE NURSING HOME WAIVER.


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected the optional Living Benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

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                            OPTIONAL LIVING BENEFIT
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OVERVIEW OF LIVING BENEFIT


The optional Living Benefit, POLARIS INCOME PLUS(R), is designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect the optional Living Benefit, which is a guaranteed minimum withdrawal benefit, for an additional fee only at the time of contract issue. The Living Benefit may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. Though the optional Living Benefit offers additional protections, the additional fee associated with the benefit has the impact of reducing the net investment return.


Please read the following section carefully for detailed information regarding how the Living Benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD ANALYZE THE LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE DECIDING TO ELECT THE LIVING BENEFIT.


POLARIS INCOME PLUS(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an annual Income Credit.


The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 6% Income Credit is REDUCED BUT NOT ELIMINATED in any Benefit Year in which cumulative withdrawals are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Purchase Payments.



GENERAL INFORMATION APPLICABLE TO THE LIVING BENEFIT

The "SunAmerica Income Plus" Living Benefit was renamed "Polaris Income Plus" for contracts issued January 23, 2012 and after. All references in the prospectus to the "SunAmerica Income Plus" Living Benefit have been changed accordingly.

You must invest in accordance with investment requirements outlined below.


The Living Benefit may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected the Living Benefit feature.

This optional Living Benefit is designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime/retirement income. The Polaris Income Plus is designed to provide the contract owner(s) lifetime income with the flexibility to start income at any time and the guaranteed rising income component available on the feature offers an additional benefit to those starting income soon after the contract is issued. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.



                                       27



Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.


The Living Benefit may have been changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO SEPTEMBER 21, 2015, PLEASE SEE APPENDIX F FOR DETAILS REGARDING THE LIVING BENEFIT YOU ELECTED.



LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE

The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.



BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)

The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.



EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal taken in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.

INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


INCOME CREDIT
An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


      INCOME CREDIT
 (AS A PERCENTAGE OF THE
   INCOME CREDIT BASE)           INCOME CREDIT AVAILABILITY
            6%             Available during the first 12 Benefit
                         Years -- the Income Credit is reduced in
                                years withdrawals are taken

INCOME CREDIT BASE
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD

The period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.



INVESTMENT REQUIREMENTS
We will allocate 20% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining 80% of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT POLARIS INCOME PLUS?" below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.


MINIMUM INCOME BASE

The guaranteed minimum amount equal to 200% of the first Benefit Year's Purchase Payments to which the Income Base will be increased on the 12th Benefit Year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.



PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


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PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.


POLARIS INCOME PLUS


How does Polaris Income Plus work?


The Living Benefit locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be at least 200% of your first Benefit Year's Purchase Payments ("Minimum Income Base"). PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.



What determines the amount I can receive each year?

The amount that you receive depends on the age of the Covered Person(s) at the time of first withdrawal and whether your contract value is greater than or equal to zero.


While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of the first withdrawal.


If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and, for those taking withdrawals before age 65, whether a highest Anniversary Value is attained after the Covered Person(s)' 65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.

POLARIS INCOME PLUS


   NUMBER OF COVERED
  PERSONS AND AGE OF      POLARIS INCOME PLUS
   COVERED PERSON AT      INCOME OPTION WITH
   FIRST WITHDRAWAL*      DYNAMIC ALLOCATION
 One Covered Person
 (Age 64 and Younger)      5.5%  /  3.0%**
 One Covered Person
 (Age 65 and Older)         6.0%  /  4.0%
 Two Covered Persons
 (Age 64 and Younger)      5.0%  /  3.0%***
 Two Covered Persons
 (Age 65 and Older)         5.5%  /  4.0%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.
* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

*** If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.

We reserve the right to modify the rates referenced above at any time for prospectively issued contracts.


Are there investment requirements if I elect Polaris Income Plus?

Yes, you must allocate your assets, including Purchase Payments and Continuation Contributions, if any, to a combination of the Secure Value Account and Variable Portfolios or Models, as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


                                       29



INVESTMENT REQUIREMENTS FOR THE POLARIS INCOME PLUS INCOME OPTION WITH DYNAMIC ALLOCATION


If you elect Polaris Income Plus Income Option with Dynamic Allocation, you must allocate your assets in accordance with A, B, C, D or E:




  A   20% Secure      40% SunAmerica Dynamic Allocation Portfolio; and
      Value Account   40% SunAmerica Dynamic Strategy Portfolio
  B   20% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   30% SunAmerica Dynamic Strategy Portfolio;
                      6% VCP Managed Asset Allocation SAST Portfolio;
                      7% VCP Total Return Balanced Portfolio; and
                      7% VCP Value Portfolio
  C   20% Secure      16% SunAmerica Dynamic Allocation Portfolio;
      Value Account   16% SunAmerica Dynamic Strategy Portfolio;
                      16% VCP Managed Asset Allocation SAST Portfolio;
                      16% VCP Total Return Balanced Portfolio; and
                      16% VCP Value Portfolio
  D   20% Secure      20% SunAmerica Dynamic Allocation Portfolio;
      Value Account   20% VCP Managed Asset Allocation SAST Portfolio;
                      20% VCP Total Return Balanced Portfolio; and
                      20% VCP Value Portfolio
  E   20% Secure      Up to 80% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Cash Management
                      Corporate Bond
                      Global Bond
                      Government and Quality Bond
                      Real Return
                      SA JPMorgan MFS Core Bond
                      SunAmerica Dynamic Allocation Portfolio
                      SunAmerica Dynamic Strategy Portfolio
                      VCP Managed Asset Allocation SAST Portfolio*
                      VCP Total Return Balanced Portfolio*
                      VCP Value Portfolio*
                      * You may invest up to a maximum of 50% in each
                      of these Variable Portfolios.


How do my investment requirements impact my feature and contract?

Before you elect the Living Benefit, you and your financial representative should carefully consider whether the investment requirements associated with the Living Benefit meets your investment objectives and risk tolerance.

The investment requirements may reduce the need to rely on the guarantees provided by the Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

Your allocation instructions must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

We reserve the right to change the investment requirements at any time for prospectively issued contracts and we will supplement the prospectus prior to any change being effective. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

You may not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Plus?


The benefit offered by Polaris Income Plus is calculated by considering the factors described below.



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FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Year Anniversary. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and
(2) Purchase Payments received prior to the first contract anniversary.

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to at least 200% of your first Benefit Year's Purchase Payments.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT.


The Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage on the Benefit Year Anniversary is REDUCED BUT NOT ELIMINATED in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are not greater than the Maximum Annual Withdrawal Amount.

For example, if you are age 67 and you elected one Covered Person and take cumulative withdrawals that are equal to 4% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced from 6% to 2%. However, if you take cumulative withdrawals in the preceding Benefit Year that are equal to or greater than the Maximum Annual Withdrawal Amount, the Income Credit Percentage for that Benefit Year Anniversary is equal to zero. If you elected two Covered Persons and take cumulative withdrawals that are equal to 5.6% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced to zero because the withdrawal is in excess of the Maximum Annual Withdrawal Amount applicable to two Covered Persons.


SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).


The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by two factors: 1) whether there is one or two Covered Person(s); and 2) the age of the Covered Person at the time of first withdrawal. Additionally, the Protected Income Payment Percentage may differ depending on whether the first withdrawal is taken before age 65 and if a new highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.


SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base by the applicable Protected Income Payment Percentage.


FINALLY, we determine the EXCESS WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS?" BELOW.


How can the Income Base and Income Credit Base be increased?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the highest Anniversary Value, if the Income Base is increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.


Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments received prior to the first contract anniversary increase your Income Base and Income Credit Base at the time they are received.



                                       31



SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated on each Benefit Year Anniversary. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS?" BELOW.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE


If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.



DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS?" BELOW.


What are the effects of withdrawals on Polaris Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT THE LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.


                                       32




All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.



What is the fee for Polaris Income Plus?

The fee for Polaris Income Plus is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX B -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS FEE BELOW.

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Due to the investment requirements associated with the election of the Living Benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio, VCP Managed Asset Allocation SAST Portfolio, VCP Total Return Balanced Portfolio or VCP Value Portfolio. Each of these Variable Portfolios utilize an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets.


Since the fee rate is assessed against the Income Base, an increase in the Income Base due to an addition of an Income Credit, attaining a new highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.


If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).


                                       33



IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.


If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.


When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


When and how may I elect the Living Benefit?

You may elect the Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.


IF YOU ELECT ONE COVERED PERSON:


                              COVERED PERSON
                            MINIMUM     MAXIMUM
                              AGE         AGE
         One Owner            45          80
      Joint Owners(1)         45          80

IF YOU ELECT TWO COVERED PERSONS:


                               COVERED PERSON #1      COVERED PERSON #2
                              MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                                AGE         AGE         AGE         AGE
       NON-QUALIFIED:
       Joint Owners(2)          45          80          45          85
       NON-QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(3)
         QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(3)

(1)   Based on the age of the older Owner.

(2)   Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income Credit equal to the difference between the RMD


                                       34



and 6% of the Income Base will be included in determining any Income Base will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than 6% of the Income Base, no Income Credit will be included in the calculation of the Income Base.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or


     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.


The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DOES POLARIS INCOME PLUS WORK?" ABOVE.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.


What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


   CANCELLATION                         CANCELLATION
 REQUEST RECEIVED                      EFFECTIVE DATE
     Years 1-5                  5th Benefit Year Anniversary
     Years 5+         Benefit Quarter Anniversary following the receipt
                                 of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment


                                       35



requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the same Benefit Quarter in which the cancellation occurs, on the Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel my Living Benefit?


Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available, amounts will be transferred to the Cash Management Variable Portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.


The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of your Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or Cash Management Variable Portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?"above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

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                                 DEATH BENEFITS
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If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


                                       36



If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary(ies) who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death in Good Order. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider due proof of death in Good Order to be satisfactory written proof of death which may include: (1) a certified copy of the death certificate; (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (3) a written statement by a medical doctor who attended the deceased at the time of death.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program and may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with


                                       37



these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary upon election of the Extended Legacy Program. These Variable Portfolios may differ from those available to the original Owner; in addition, the Variable Portfolios may be of a different share class subject to higher 12b-1 fees. The Beneficiary may transfer funds among the Variable Portfolios. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.

If the Beneficiary elects the Extended Legacy Program, we will charge a lower annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


INHERITED ACCOUNT PROGRAM

The Inherited Account Program, if available, can allow a beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company. The beneficiary of the transferred contract may elect the Inherited Account Program on the Inherited Account and Required Minimum Distribution Election Form along with a new contract application. The beneficiary of the transferred contract becomes the Owner of the contract issued by us.

There are certain restrictions applicable to the Inherited Account Program. No Purchase Payments are permitted after the contract has been issued. Optional Living Benefits cannot be elected under the Inherited Account Program. The contract may not be assigned and ownership may not be changed or jointly owned.

The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts. Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges. All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options. Upon your death, your designated Beneficiary will receive the standard death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

PLEASE CONSULT A QUALIFIED ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received


                                       38




on or after your 86th birthday. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.


The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected the Living Benefit described above.


STANDARD DEATH BENEFIT

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF THE LIVING BENEFIT:

The standard death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF THE LIVING
BENEFIT:

The standard death benefit is the greater of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF THE LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF THE LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:


          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract. If the Continuing Spouse terminates any optional death benefit, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

Non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial


                                       39



representative as, under current tax law, they are not eligible for spousal continuation of the contract.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the optional Maximum Anniversary Value Death Benefit, the death benefit payable upon the Continuing Spouse's death would differ depending on the Continuing Spouse's age on the Continuation Date. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

The Continuing Spouse may not terminate the Maximum Anniversary Value death benefit if elected at contract issue. To the extent that the Continuing Spouse invests in the Variable Portfolios, he/she will be subject to investment risk as was the original Owner.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AND WE WILL SUPPLEMENT THE PROSPECTUS PRIOR TO ANY CHANGE BEING EFFECTIVE.

PLEASE SEE OPTIONAL LIVING BENEFIT ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

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                                    EXPENSES
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There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expense is 1.55% of the average daily ending net asset value allocated to the Variable Portfolios for contract years 1-5, reducing to 1.30% after the 5th contract anniversary. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 5 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:


WITHDRAWAL CHARGE:


YEARS SINCE
PURCHASE PAYMENT
RECEIPT                  1      2      3      4      5     6+
 Withdrawal Charge     8%     7%     6%     5%     4%     0%

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal


                                       40



Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.


12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Class 2 shares of Franklin Templeton Variable Insurance Products Trust, and Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds). This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.


TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL LIVING BENEFIT FEE

The Polaris Income Plus Living Benefit fee will be calculated as a percentage of the Income Base for all years in which the Living Benefit is in effect. The fee depends on whether you elect to cover one or two lives.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


                                       41



OPTIONAL POLARIS INCOME PLUS LIVING BENEFIT FEE


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each "Benefit Quarter Anniversary," we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. If the value of the VIX decreases or increases from the previous Benefit Quarter Anniversary, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX B -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS FEE.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).


PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be in the range of 1.00% to 7.25% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.25% of each Purchase


                                       42



Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.00% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2014 in the Statement of Additional Information which is available upon request.

NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds that are attributable to the contract and to certain other variable insurance products that we and our affiliates issue. Rule 12b-1 fees and service fees paid out of Underlying Fund assets will reduce the amount of assets that otherwise would be available for investment, and reduce the Underlying Fund's investment return. The dollar amount of asset-based payments we receive from the Underlying Funds is not set and will fluctuate over time depending on the Underlying Funds' net asset value and the amount of assets invested.


                                       43



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment adviser realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first business day of the month following your 95th birthday.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.


ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the


                                       44



Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFIT ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFIT.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, is based on the guaranteed minimum interest rate specified in


                                       45



your contract and will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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THE CONTRACTS PROVIDE TAX-DEFERRED ACCUMULATION OVER TIME, BUT MAY BE SUBJECT TO CERTAIN FEDERAL INCOME AND EXCISE TAXES, MENTIONED BELOW. REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS. SECTION REFERENCES ARE TO THE INTERNAL REVENUE CODE ("IRC"). WE DO NOT ATTEMPT TO DESCRIBE ANY POTENTIAL ESTATE OR GIFT TAX, OR ANY APPLICABLE STATE, LOCAL OR FOREIGN TAX LAW OTHER THAN POSSIBLE PREMIUM TAXES MENTIONED UNDER "PREMIUM TAX CHARGE." DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLANS AND PROGRAMS ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES.

ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.

If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.

Examples of qualified plans or arrangements are: traditional (pre-tax) IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans (including 401(k) plans), and governmental 457(b) deferred compensation plans. Typically, for employer plans and tax deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.


AGGREGATION OF CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have


                                       46



received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;

     o payments to certain individuals called up for active duty after September 11, 2001; and

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2;
(2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the
IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31,


                                       47



1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. Upon notification of your death, we will terminate the automatic required minimum distribution unless your Beneficiary instructs us otherwise. We reserve the right to change or discontinue this service at any time.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity


                                       48



income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.


FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

     o     a person that meets the substantial presence test

     o     any other person that is not a foreign person.

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form, each of which is effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-8 or acceptable substitute form.


OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost


                                       49



basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                               OTHER INFORMATION
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THE DISTRIBUTOR


AIG Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG Capital Services, Inc., an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

AMERICAN GENERAL LIFE INSURANCE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("AGL Merger"). Before the AGL Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the AGL Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The AGL Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The AGL Merger also did not result in any adverse tax consequences for any contract Owners.

Contracts are issued by AGL in all states, except New York, where they are issued by US Life.


THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is One World Financial Center, 200 Liberty Street, New York, New York 10281. US Life conducts life insurance and annuity business primarily in the state of New York.

Effective December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica"), a former affiliate of US Life, merged with and into US Life ("US Life Merger"). Before the US Life Merger, contracts in New


                                       50



York were issued by First SunAmerica. Upon the US Life Merger, all contractual obligations of First SunAmerica became obligations of US Life.

The US Life Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from First SunAmerica to US Life. The US Life Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL and US Life are regulated for the benefit of policy owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's and US Life's operations.

AIG is a leading international insurance organization serving customers in more than 130 countries. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account


                                       51



are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.

INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive


                                       52



notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


CYBER SECURITY

The Company is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, the Company is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential contract owner information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the Underlying Funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential contract owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Accounts. Various lawsuits against AGL and US Life have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of AGL and US Life, such as through financial examinations, market conduct exams or regulatory inquiries.


As of December 21, 2015, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

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                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Master-Feeder Structure

Information Regarding the Use of the Volatility Index ("VIX")

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       53

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                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
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            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        (IN ALL STATES EXCEPT NEW YORK)
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                                                                             FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                            INCEPTION TO        ENDED           ENDED           ENDED
                                                              12/31/11         12/31/12        12/31/13        12/31/14
                                                           ==============   =============   =============   =============
AGGRESSIVE GROWTH - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................................ (a)$8.262        (a)$8.057       (a)$9.197       (a)$12.912
                                                           (b)$8.155        (b)$7.951       (b)$9.053       (b)$12.679
 Ending AUV............................................... (a)$8.057        (a)$9.197       (a)$12.912      (a)$12.752
                                                           (b)$7.951        (b)$9.053       (b)$12.679      (b)$12.490
 Ending Number of AUs..................................... (a)0             (a)7,243        (a)8,501        (a)6,307
                                                           (b)0             (b)2,101        (b)4,936        (b)5,021

-----------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................................ (a)$10.158       (a)$10.109      (a)$11.524      (a)$13.998
                                                           (b)$10.015       (b)$9.964       (b)$11.330      (b)$13.729
 Ending AUV............................................... (a)$10.109       (a)$11.524      (a)$13.998      (a)$14.483
                                                           (b)$9.964        (b)$11.330      (b)$13.729      (b)$14.169
 Ending Number of AUs..................................... (a)15,247        (a)462,916      (a)487,450      (a)496,746
                                                           (b)15,866        (b)94,856       (b)96,805       (b)117,524

-----------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................................ (a)$10.325       (a)$10.117      (a)$12.176      (a)$15.445
                                                           (b)$10.190       (b)$9.982       (b)$11.983      (b)$15.163
 Ending AUV............................................... (a)$10.117       (a)$12.176      (a)$15.445      (a)$15.507
                                                           (b)$9.982        (b)$11.983      (b)$15.163      (b)$15.186
 Ending Number of AUs..................................... (a)8,267         (a)259,105      (a)245,976      (a)244,442
                                                           (b)7,714         (b)75,494       (b)78,841       (b)80,537

-----------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................................ (a)$9.208        (a)$9.146       (a)$10.550      (a)$13.828
                                                           (b)$9.086        (b)$9.023       (b)$10.382      (b)$13.573
 Ending AUV............................................... (a)$9.146        (a)$10.550      (a)$13.828      (a)$15.014
                                                           (b)$9.023        (b)$10.382      (b)$13.573      (b)$14.701
 Ending Number of AUs..................................... (a)1,586         (a)85,762       (a)77,500       (a)76,985
                                                           (b)1,484         (b)20,985       (b)23,496       (b)24,116

-----------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................................ (a)$9.715        (a)$9.619       (a)$11.133      (a)$14.223
                                                           (b)$9.588        (b)$9.490       (b)$10.957      (b)$13.963
 Ending AUV............................................... (a)$9.619        (a)$11.133      (a)$14.223      (a)$15.151
                                                           (b)$9.490        (b)$10.957      (b)$13.963      (b)$14.837
 Ending Number of AUs..................................... (a)8,849         (a)127,553      (a)118,254      (a)114,140
                                                           (b)1,823         (b)35,798       (b)38,621       (b)38,193

-----------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................................ (a)$11.328       (a)$11.371      (a)$12.502      (a)$14.477
                                                           (b)$11.221       (b)$11.260      (b)$12.349      (b)$14.264
 Ending AUV............................................... (a)$11.371       (a)$12.502      (a)$14.477      (a)$15.279
                                                           (b)$11.260       (b)$12.349      (b)$14.264      (b)$15.017
 Ending Number of AUs..................................... (a)17,403        (a)73,102       (a)70,811       (a)68,779
                                                           (b)1,924         (b)11,475       (b)18,514       (b)17,880

-----------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a) Reflecting minimum Separate Account expenses without election of the optional Maximum Anniversary Value Death Benefit feature
        (b) Reflecting maximum Separate Account expenses with election of the optional Maximum Anniversary Value Death Benefit

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            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
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                                                               FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                             INCEPTION TO         ENDED             ENDED             ENDED
                                               12/31/11          12/31/12          12/31/13         12/31/14
                                            ==============   ===============   ===============   ==============
BALANCED - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................. (a)$10.800       (a)$10.784        (a)$11.982        (a)$14.062
                                            (b)$10.641       (b)$10.622        (b)$11.773        (b)$13.782
 Ending AUV................................ (a)$10.784       (a)$11.982        (a)$14.062        (a)$15.392
                                            (b)$10.622       (b)$11.773        (b)$13.782        (b)$15.047
 Ending Number of AUs...................... (a)74,422        (a)1,441,126      (a)1,504,018      (a)1,478,402
                                            (b)54,416        (b)452,342        (b)453,919        (b)477,680

--------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................. (a)$10.169       (a)$9.849         (a)$10.793        (a)$14.202
                                            (b)$10.026       (b)$9.707         (b)$10.611        (b)$13.928
 Ending AUV................................ (a)$9.849        (a)$10.793        (a)$14.202        (a)$15.611
                                            (b)$9.707        (b)$10.611        (b)$13.928        (b)$15.272
 Ending Number of AUs...................... (a)174           (a)35,181         (a)33,816         (a)32,356
                                            (b)172           (b)8,632          (b)9,243          (b)9,234

--------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................. (a)$12.461       (a)$11.834        (a)$14.400        (a)$19.210
                                            (b)$12.299       (b)$11.676        (b)$14.172        (b)$18.859
 Ending AUV................................ (a)$11.834       (a)$14.400        (a)$19.210        (a)$21.744
                                            (b)$11.676       (b)$14.172        (b)$18.859        (b)$21.293
 Ending Number of AUs...................... (a)8,652         (a)127,011        (a)115,399        (a)109,627
                                            (b)3,297         (b)31,712         (b)35,297         (b)36,667

--------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................. (a)$9.717        (a)$9.468         (a)$10.594        (a)$13.450
                                            (b)$9.524        (b)$9.277         (b)$10.354        (b)$11.512
 Ending AUV................................ (a)$9.468        (a)$10.594        (a)$13.450        (a)$14.346
                                            (b)$9.277        (b)$10.354        (b)$11.512        (b)$13.951
 Ending Number of AUs...................... (a)0             (a)245            (a)206            (a)798
                                            (b)0             (b)0              (b)0              (b)0

--------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................. (a)$9.744        (a)$9.718         (a)$9.521         (a)$9.327
                                            (b)$9.612        (b)$9.583         (b)$9.366         (b)$9.153
 Ending AUV................................ (a)$9.718        (a)$9.521         (a)$9.327         (a)$9.135
                                            (b)$9.583        (b)$9.366         (b)$9.153         (b)$8.942
 Ending Number of AUs...................... (a)47,725        (a)112,232        (a)53,615         (a)162,476
                                            (b)5             (b)5              (b)27,144         (b)6,417

--------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................. (a)$14.048       (a)$14.102        (a)$15.431        (a)$15.369
                                            (b)$13.860       (b)$13.908        (b)$15.181        (b)$15.082
 Ending AUV................................ (a)$14.102       (a)$15.431        (a)$15.369        (a)$15.971
                                            (b)$13.908       (b)$15.181        (b)$15.082        (b)$15.634
 Ending Number of AUs...................... (a)11,332        (a)373,079        (a)458,757        (a)455,392
                                            (b)8,141         (b)109,307        (b)152,136        (b)157,261

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................. (a)$11.294       (a)$11.493        (a)$12.848        (a)$17.241
                                            (b)$10.938       (b)$11.127        (b)$12.408        (b)$16.608
 Ending AUV................................ (a)$11.493       (a)$12.848        (a)$17.241        (a)$18.754
                                            (b)$11.127       (b)$12.408        (b)$16.608        (b)$18.021
 Ending Number of AUs...................... (a)1,308         (a)45,117         (a)46,114         (a)43,005
                                            (b)1,200         (b)7,825          (b)10,832         (b)11,850

--------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a) Reflecting minimum Separate Account expenses without election of the optional Maximum Anniversary Value Death Benefit feature
        (b) Reflecting maximum Separate Account expenses with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                               FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                              INCEPTION TO        ENDED           ENDED           ENDED
                                                                12/31/11         12/31/12        12/31/13        12/31/14
                                                             ==============   =============   =============   =============
EMERGING MARKETS - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$11.126       (a)$10.291      (a)$12.003      (a)$11.390
                                                             (b)$10.971       (b)$10.144      (b)$11.802      (b)$11.172
 Ending AUV................................................. (a)$10.291       (a)$12.003      (a)$11.390      (a)$10.529
                                                             (b)$10.144       (b)$11.802      (b)$11.172      (b)$10.301
 Ending Number of AUs....................................... (a)2,200         (a)34,144       (a)51,301       (a)55,265
                                                             (b)442           (b)10,243       (b)14,680       (b)20,286

-------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$9.402        (a)$9.520       (a)$10.925      (a)$14.082
                                                             (b)$9.186        (b)$9.298       (b)$10.644      (b)$13.685
 Ending AUV................................................. (a)$9.520        (a)$10.925      (a)$14.082      (a)$15.275
                                                             (b)$9.298        (b)$10.644      (b)$13.685      (b)$14.808
 Ending Number of AUs....................................... (a)0             (a)17,718       (a)21,080       (a)21,947
                                                             (b)0             (b)3,317        (b)7,689        (b)10,123

-------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$8.511        (a)$8.259       (a)$9.701       (a)$11.757
                                                             (b)$8.399        (b)$8.148       (b)$9.546       (b)$11.540
 Ending AUV................................................. (a)$8.259        (a)$9.701       (a)$11.757      (a)$10.769
                                                             (b)$8.148        (b)$9.546       (b)$11.540      (b)$10.544
 Ending Number of AUs....................................... (a)12,890        (a)383,930      (a)377,030      (a)410,197
                                                             (b)11,369        (b)107,811      (b)108,467      (b)116,645

-------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$8.937        (a)$8.942       (a)$10.155      (a)$12.376
                                                             (b)$8.844        (b)$8.847       (b)$10.021      (b)$12.183
 Ending AUV................................................. (a)$8.942        (a)$10.155      (a)$12.376      (a)$12.533
                                                             (b)$8.847        (b)$10.021      (b)$12.183      (b)$12.306
 Ending Number of AUs....................................... (a)235           (a)6,909        (a)5,062        (a)5,477
                                                             (b)0             (b)7,198        (b)7,273        (b)20,915

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$10.428       (a)$10.547      (a)$11.698      (a)$13.125
                                                             (b)$10.301       (b)$10.415      (b)$11.523      (b)$12.896
 Ending AUV................................................. (a)$10.547       (a)$11.698      (a)$13.125      (a)$13.520
                                                             (b)$10.415       (b)$11.523      (b)$12.896      (b)$13.251
 Ending Number of AUs....................................... (a)29,491        (a)286,371      (a)300,984      (a)296,196
                                                             (b)19,452        (b)98,701       (b)116,024      (b)134,918

-------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$10.020       (a)$9.683       (a)$11.047      (a)$14.872
                                                             (b)$9.870        (b)$9.534       (b)$10.850      (b)$14.572
 Ending AUV................................................. (a)$9.683        (a)$11.047      (a)$14.872      (a)$15.715
                                                             (b)$9.534        (b)$10.850      (b)$14.572      (b)$15.360
 Ending Number of AUs....................................... (a)0             (a)3,986        (a)3,787        (a)2,059
                                                             (b)0             (b)1,563        (b)2,324        (b)3,625

-------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$13.259       (a)$13.130      (a)$13.396      (a)$12.692
                                                             (b)$13.078       (b)$12.946      (b)$13.176      (b)$12.452
 Ending AUV................................................. (a)$13.130       (a)$13.396      (a)$12.692      (a)$12.423
                                                             (b)$12.946       (b)$13.176      (b)$12.452      (b)$12.158
 Ending Number of AUs....................................... (a)5,932         (a)174,033      (a)259,415      (a)299,476
                                                             (b)3,446         (b)47,442       (b)96,196       (b)98,770

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a) Reflecting minimum Separate Account expenses without election of the optional Maximum Anniversary Value Death Benefit feature
        (b) Reflecting maximum Separate Account expenses with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                           FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                          INCEPTION TO        ENDED           ENDED           ENDED
                                                            12/31/11         12/31/12        12/31/13        12/31/14
                                                         ==============   =============   =============   =============
GLOBAL EQUITIES - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.......................................... (a)$8.732        (a)$8.513       (a)$9.773       (a)$12.114
                                                         (b)$8.602        (b)$8.384       (b)$9.601       (b)$11.871
 Ending AUV............................................. (a)$8.513        (a)$9.773       (a)$12.114      (a)$12.397
                                                         (b)$8.384        (b)$9.601       (b)$11.871      (b)$12.118
 Ending Number of AUs................................... (a)0             (a)17,485       (a)19,480       (a)19,115
                                                         (b)0             (b)5,053        (b)5,263        (b)6,643

---------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.......................................... (a)$11.969       (a)$12.056      (a)$12.290      (a)$11.819
                                                         (b)$11.811       (b)$11.893      (b)$12.093      (b)$11.601
 Ending AUV............................................. (a)$12.056       (a)$12.290      (a)$11.819      (a)$12.208
                                                         (b)$11.893       (b)$12.093      (b)$11.601      (b)$11.953
 Ending Number of AUs................................... (a)17,525        (a)443,053      (a)529,430      (a)527,424
                                                         (b)5,721         (b)115,662      (b)162,326      (b)166,278

---------------------------------------------------------
GROWTH - AST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.......................................... (a)$9.812        (a)$9.672       (a)$10.827      (a)$14.375
                                                         (b)$9.677        (b)$9.536       (b)$10.647      (b)$12.029
 Ending AUV............................................. (a)$9.672        (a)$10.827      (a)$14.375      (a)$15.171
                                                         (b)$9.536        (b)$10.647      (b)$12.029      (b)$14.845
 Ending Number of AUs................................... (a)0             (a)0            (a)477          (a)0
                                                         (b)0             (b)0            (b)0            (b)0

---------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.......................................... (a)$9.322        (a)$9.553       (a)$10.671      (a)$13.810
                                                         (b)$8.998        (b)$9.217       (b)$10.271      (b)$13.260
 Ending AUV............................................. (a)$9.553        (a)$10.671      (a)$13.810      (a)$15.478
                                                         (b)$9.217        (b)$10.271      (b)$13.260      (b)$14.823
 Ending Number of AUs................................... (a)9,001         (a)307,367      (a)295,763      (a)276,517
                                                         (b)7,506         (b)85,940       (b)85,587       (b)83,726

---------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.......................................... (a)$11.240       (a)$11.129      (a)$12.850      (a)$17.392
                                                         (b)$11.094       (b)$10.981      (b)$12.647      (b)$17.075
 Ending AUV............................................. (a)$11.129       (a)$12.850      (a)$17.392      (a)$17.719
                                                         (b)$10.981       (b)$12.647      (b)$17.075      (b)$17.352
 Ending Number of AUs................................... (a)3,757         (a)114,044      (a)99,549       (a)96,841
                                                         (b)3,506         (b)33,039       (b)30,123       (b)28,393

---------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.......................................... (a)$11.061       (a)$11.174      (a)$12.839      (a)$13.608
                                                         (b)$10.939       (b)$11.048      (b)$12.662      (b)$13.387
 Ending AUV............................................. (a)$11.174       (a)$12.839      (a)$13.608      (a)$13.479
                                                         (b)$11.048       (b)$12.662      (b)$13.387      (b)$13.227
 Ending Number of AUs................................... (a)1,414         (a)138,983      (a)159,391      (a)158,491
                                                         (b)2,320         (b)37,744       (b)47,204       (b)50,270

---------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.......................................... (a)$8.627        (a)$8.386       (a)$9.665       (a)$11.452
                                                         (b)$8.512        (b)$8.272       (b)$9.510       (b)$11.240
 Ending AUV............................................. (a)$8.386        (a)$9.665       (a)$11.452      (a)$10.296
                                                         (b)$8.272        (b)$9.510       (b)$11.240      (b)$10.080
 Ending Number of AUs................................... (a)0             (a)26,783       (a)31,850       (a)36,796
                                                         (b)0             (b)6,950        (b)11,815       (b)14,679

---------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a) Reflecting minimum Separate Account expenses without election of the optional Maximum Anniversary Value Death Benefit feature
        (b) Reflecting maximum Separate Account expenses with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                               FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                              INCEPTION TO        ENDED            ENDED            ENDED
                                                                12/31/11         12/31/12         12/31/13         12/31/14
                                                             ==============   =============   ===============   =============
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$7.149        (a)$6.952       (a)$8.282         (a)$9.927
                                                             (b)$7.058        (b)$6.861       (b)$8.152         (b)$8.935
 Ending AUV................................................. (a)$6.952        (a)$8.282       (a)$9.927         (a)$8.828
                                                             (b)$6.861        (b)$8.152       (b)$8.935         (b)$8.647
 Ending Number of AUs....................................... (a)0             (a)5,876        (a)5,700          (a)15,373
                                                             (b)0             (b)0            (b)0              (b)2,920

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES - AVIF
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$11.253       (a)$10.879      (a)$12.147        (a)$16.721
                                                             (b)$11.094       (b)$10.705      (b)$11.876        (b)$16.305
 Ending AUV................................................. (a)$10.879       (a)$12.147      (a)$16.721        (a)$17.809
                                                             (b)$10.705       (b)$11.876      (b)$16.305        (b)$17.323
 Ending Number of AUs....................................... (a)0             (a)182          (a)5,313          (a)1,244
                                                             (b)0             (b)515          (b)1,021          (b)1,819

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES - AVIF
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$9.088        (a)$9.158       (a)$10.724        (a)$14.325
                                                             (b)$8.971        (b)$9.038       (b)$10.556        (b)$14.065
 Ending AUV................................................. (a)$9.158        (a)$10.724      (a)$14.325        (a)$15.388
                                                             (b)$9.038        (b)$10.556      (b)$14.065        (b)$15.072
 Ending Number of AUs....................................... (a)6,337         (a)223,689      (a)202,988        (a)189,731
                                                             (b)5,926         (b)69,173       (b)69,813         (b)68,155

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES - AVIF
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$9.341        (a)$9.521       (a)$10.719        (a)$14.120
                                                             (b)$9.222        (b)$9.396       (b)$10.552        (b)$13.865
 Ending AUV................................................. (a)$9.521        (a)$10.719      (a)$14.120        (a)$15.288
                                                             (b)$9.396        (b)$10.552      (b)$13.865        (b)$14.975
 Ending Number of AUs....................................... (a)8,494         (a)284,207      (a)260,572        (a)244,167
                                                             (b)7,363         (b)81,622       (b)81,632         (b)77,992

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$8.603        (a)$8.444       (a)$9.318         (a)$12.470
                                                             (b)$8.507        (b)$8.346       (b)$9.188         (b)$12.265
 Ending AUV................................................. (a)$8.444        (a)$9.318       (a)$12.470        (a)$13.218
                                                             (b)$8.346        (b)$9.188       (b)$12.265        (b)$12.968
 Ending Number of AUs....................................... (a)3,412         (a)95,730       (a)83,138         (a)78,966
                                                             (b)3,009         (b)31,903       (b)29,289         (b)27,513

-------------------------------------------------------------
MANAGED ALLOCATION BALANCED - SST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$11.365       (a)$11.321      (a)$12.341        (a)$13.546
                                                             (b)$11.175       (b)$11.128      (b)$12.100        (b)$13.249
 Ending AUV................................................. (a)$11.321       (a)$12.341      (a)$13.546        (a)$14.047
                                                             (b)$11.128       (b)$12.100      (b)$13.249        (b)$13.705
 Ending Number of AUs....................................... (a)32,262        (a)945,879      (a)1,021,609      (a)962,931
                                                             (b)8,713         (b)457,960      (b)547,425        (b)529,561

-------------------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$10.376       (a)$10.236      (a)$11.577        (a)$14.099
                                                             (b)$10.204       (b)$10.063      (b)$11.353        (b)$13.792
 Ending AUV................................................. (a)$10.236       (a)$11.577      (a)$14.099        (a)$14.608
                                                             (b)$10.063       (b)$11.353      (b)$13.792        (b)$14.254
 Ending Number of AUs....................................... (a)0             (a)763          (a)680            (a)19,420
                                                             (b)7,961         (b)8,996        (b)8,444          (b)8,368

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a) Reflecting minimum Separate Account expenses without election of the optional Maximum Anniversary Value Death Benefit feature
        (b) Reflecting maximum Separate Account expenses with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                          FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                         INCEPTION TO        ENDED           ENDED           ENDED
                                                           12/31/11         12/31/12        12/31/13        12/31/14
                                                        ==============   =============   =============   =============
MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV......................................... (a)$10.659       (a)$10.562      (a)$11.739      (a)$13.559
                                                        (b)$10.481       (b)$10.382      (b)$11.511      (b)$13.262
 Ending AUV............................................ (a)$10.562       (a)$11.739      (a)$13.559      (a)$14.038
                                                        (b)$10.382       (b)$11.511      (b)$13.262      (b)$13.696
 Ending Number of AUs.................................. (a)9,986         (a)352,479      (a)394,413      (a)411,237
                                                        (b)0             (b)98,851       (b)74,929       (b)77,953

--------------------------------------------------------
MANAGED ALLOCATION MODERATE - SST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV......................................... (a)$11.077       (a)$11.007      (a)$12.113      (a)$13.647
                                                        (b)$10.892       (b)$10.820      (b)$11.877      (b)$13.348
 Ending AUV............................................ (a)$11.007       (a)$12.113      (a)$13.647      (a)$14.144
                                                        (b)$10.820       (b)$11.877      (b)$13.348      (b)$13.799
 Ending Number of AUs.................................. (a)2,328         (a)424,751      (a)457,748      (a)453,552
                                                        (b)14,645        (b)153,026      (b)200,508      (b)198,855

--------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV......................................... (a)$11.496       (a)$11.149      (a)$12.708      (a)$17.776
                                                        (b)$11.287       (b)$10.943      (b)$12.442      (b)$17.361
 Ending AUV............................................ (a)$11.149       (a)$12.708      (a)$17.776      (a)$19.427
                                                        (b)$10.943       (b)$12.442      (b)$17.361      (b)$18.925
 Ending Number of AUs.................................. (a)1,301         (a)53,642       (a)47,319       (a)43,916
                                                        (b)1,224         (b)15,977       (b)15,002       (b)17,169

--------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV......................................... (a)$10.731       (a)$9.877       (a)$10.042      (a)$10.436
                                                        (b)$10.589       (b)$9.743       (b)$9.881       (b)$10.243
 Ending AUV............................................ (a)$9.877        (a)$10.042      (a)$10.436      (a)$8.350
                                                        (b)$9.743        (b)$9.881       (b)$10.243      (b)$8.176
 Ending Number of AUs.................................. (a)3,824         (a)12,025       (a)10,258       (a)10,325
                                                        (b)0             (b)393          (b)523          (b)4,410

--------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV......................................... (a)$7.959        (a)$8.240       (a)$9.488       (a)$9.125
                                                        (b)$7.854        (b)$8.129       (b)$9.336       (b)$8.957
 Ending AUV............................................ (a)$8.240        (a)$9.488       (a)$9.125       (a)$11.631
                                                        (b)$8.129        (b)$9.336       (b)$8.957       (b)$11.388
 Ending Number of AUs.................................. (a)5,129         (a)173,172      (a)215,049      (a)167,862
                                                        (b)4,736         (b)48,346       (b)61,164       (b)48,059

--------------------------------------------------------
REAL RETURN - Seasons Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV......................................... (a)$11.824       (a)$11.898      (a)$12.159      (a)$11.345
                                                        (b)$11.622       (b)$11.691      (b)$11.918      (b)$11.092
 Ending AUV............................................ (a)$11.898       (a)$12.159      (a)$11.345      (a)$11.353
                                                        (b)$11.691       (b)$11.918      (b)$11.092      (b)$11.072
 Ending Number of AUs.................................. (a)6,836         (a)453,216      (a)609,608      (a)618,700
                                                        (b)9,346         (b)148,788      (b)210,223      (b)218,172

--------------------------------------------------------
SA AB GROWTH*- SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV......................................... (a)$10.346       (a)$10.088      (a)$11.552      (a)$15.595
                                                        (b)$10.205       (b)$9.947       (b)$11.362      (b)$15.301
 Ending AUV............................................ (a)$10.088       (a)$11.552      (a)$15.595      (a)$17.487
                                                        (b)$9.947        (b)$11.362      (b)$15.301      (b)$17.114
 Ending Number of AUs.................................. (a)0             (a)128          (a)2,614        (a)1,687
                                                        (b)0             (b)925          (b)758          (b)12

--------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a) Reflecting minimum Separate Account expenses without election of the optional Maximum Anniversary Value Death Benefit feature
        (b) Reflecting maximum Separate Account expenses with election of the optional Maximum Anniversary Value Death Benefit


        * On May 1, 2015, the Alliance Growth Portfolio was renamed SA AB Growth Portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FISCAL YEAR      FISCAL YEAR       FISCAL YEAR
                                                            INCEPTION TO        ENDED            ENDED             ENDED
                                                              12/31/11         12/31/12         12/31/13         12/31/14
                                                           ==============   =============   ===============   ==============
SA JPMORGAN MFS CORE BOND**- SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................................ (a)$13.276       (a)$13.327      (a)$14.041        (a)$13.296
                                                           (b)$13.071       (b)$13.116      (b)$13.784        (b)$13.020
 Ending AUV............................................... (a)$13.327       (a)$14.041      (a)$13.296        (a)$13.687
                                                           (b)$13.116       (b)$13.784      (b)$13.020        (b)$13.370
 Ending Number of AUs..................................... (a)19,687        (a)841,813      (a)1,061,533      (a)1,077,137
                                                           (b)15,892        (b)257,481      (b)351,018        (b)372,051

-----------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE***- SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................................ (a)$9.378        (a)$9.323       (a)$10.321        (a)$13.552
                                                           (b)$9.258        (b)$9.200       (b)$10.159        (b)$13.306
 Ending AUV............................................... (a)$9.323        (a)$10.321      (a)$13.552        (a)$14.207
                                                           (b)$9.200        (b)$10.159      (b)$13.306        (b)$13.915
 Ending Number of AUs..................................... (a)6,225         (a)254,551      (a)232,364        (a)222,771
                                                           (b)5,821         (b)66,749       (b)65,204         (b)62,974

-----------------------------------------------------------
SA MARSICO FOCUSED GROWTH****- SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................................ (a)$10.638       (a)$10.384      (a)$11.347        (a)$15.012
                                                           (b)$10.486       (b)$10.232      (b)$11.152        (b)$14.718
 Ending AUV............................................... (a)$10.384       (a)$11.347      (a)$15.012        (a)$16.401
                                                           (b)$10.232       (b)$11.152      (b)$14.718        (b)$16.039
 Ending Number of AUs..................................... (a)2,034         (a)57,811       (a)53,747         (a)52,770
                                                           (b)1,364         (b)16,500       (b)16,974         (b)17,741

-----------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST#- SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................................ (a)$10.326       (a)$10.207      (a)$11.945        (a)$15.465
                                                           (b)$10.144       (b)$10.024      (b)$11.702        (b)$15.113
 Ending AUV............................................... (a)$10.207       (a)$11.945      (a)$15.465        (a)$16.841
                                                           (b)$10.024       (b)$11.702      (b)$15.113        (b)$16.417
 Ending Number of AUs..................................... (a)7,755         (a)249,321      (a)234,221        (a)217,992
                                                           (b)6,736         (b)72,361       (b)73,007         (b)74,613

-----------------------------------------------------------
SA MFS TOTAL RETURN##- SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................................ (a)$10.527       (a)$10.536      (a)$11.519        (a)$13.464
                                                           (b)$10.331       (b)$10.336      (b)$11.272        (b)$13.143
 Ending AUV............................................... (a)$10.536       (a)$11.519      (a)$13.464        (a)$14.341
                                                           (b)$10.336       (b)$11.272      (b)$13.143        (b)$13.965
 Ending Number of AUs..................................... (a)2,183         (a)200,503      (a)194,617        (a)189,834
                                                           (b)2,404         (b)46,215       (b)41,448         (b)39,010

-----------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................................ (a)$9.921        (a)$10.074      (a)$11.662        (a)$15.506
                                                           (b)$9.795        (b)$9.943       (b)$11.481        (b)$15.228
 Ending AUV............................................... (a)$10.074       (a)$11.662      (a)$15.506        (a)$15.233
                                                           (b)$9.943        (b)$11.481      (b)$15.228        (b)$14.922
 Ending Number of AUs..................................... (a)4,211         (a)124,016      (a)110,220        (a)111,961
                                                           (b)3,872         (b)36,952       (b)33,568         (b)32,642

-----------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................................ (a)$11.076       (a)$10.995      (a)$12.807        (a)$17.334
                                                           (b)$10.933       (b)$10.850      (b)$12.606        (b)$17.020
 Ending AUV............................................... (a)$10.995       (a)$12.807      (a)$17.334        (a)$18.580
                                                           (b)$10.850       (b)$12.606      (b)$17.020        (b)$18.197
 Ending Number of AUs..................................... (a)9,276         (a)268,446      (a)233,748        (a)216,530
                                                           (b)7,664         (b)75,411       (b)65,450         (b)59,257

-----------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a) Reflecting minimum Separate Account expenses without election of the optional Maximum Anniversary Value Death Benefit feature
        (b) Reflecting maximum Separate Account expenses with election of the optional Maximum Anniversary Value Death Benefit


        ** On January 16, 2015, the Total Return Bond Portfolio was renamed SA JPMorgan MFS Core Bond Portfolio.

        *** On or about September 8, 2015, the Davis Venture Value Portfolio was renamed SA Legg Mason BW Large Cap Value Portfolio.
        **** On May 1, 2015, the Marsico Focused Growth Portfolio was renamed SA Marsico Focused Growth Portfolio.
        # On May 1, 2015, the MFS Massachusetts Investors Trust Portfolio was renamed SA MFS Massachusetts Investors Trust Portfolio.
        ## On May 1, 2015, the MFS Total Return Portfolio was renamed SA MFS Total Return Portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                              FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                              INCEPTION TO       ENDED            ENDED           ENDED
                                                                12/31/11        12/31/12        12/31/13         12/31/14
                                                             ============== =============== ================ ===============
SUNAMERICA DYNAMIC ALLOCATION - SAST Class 3 Shares
Inception Date - 7/16/12
 Beginning AUV.............................................. (a)N/A         (a)$10.096      (a)$10.516       (a)$12.129
                                                             (b)N/A         (b)$10.079      (b)$10.486       (b)$12.065
 Ending AUV................................................. (a)N/A         (a)$10.516      (a)$12.129       (a)$12.458
                                                             (b)N/A         (b)$10.486      (b)$12.065       (b)$12.362
 Ending Number of AUs....................................... (a)N/A         (a)3,354,025    (a)15,708,795    (a)25,612,527
                                                             (b)N/A         (b)909,515      (b)3,868,570     (b)6,021,686

-------------------------------------------------------------
SUNAMERICA DYNAMIC STRATEGY - SAST Class 3 Shares
Inception Date - 7/16/12
 Beginning AUV.............................................. (a)N/A         (a)$9.999       (a)$10.415       (a)$12.055
                                                             (b)N/A         (b)$9.999       (b)$10.400       (b)$12.008
 Ending AUV................................................. (a)N/A         (a)$10.415      (a)$12.055       (a)$12.381
                                                             (b)N/A         (b)$10.400      (b)$12.008       (b)$12.301
 Ending Number of AUs....................................... (a)N/A         (a)762,050      (a)5,034,839     (a)11,324,110
                                                             (b)N/A         (b)280,365      (b)1,492,095     (b)2,709,168

-------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$10.423     (a)$9.998       (a)$10.583       (a)$13.085
                                                             (b)$10.224     (b)$9.805       (b)$10.352       (b)$12.768
 Ending AUV................................................. (a)$9.998      (a)$10.583      (a)$13.085       (a)$16.044
                                                             (b)$9.805      (b)$10.352      (b)$12.768       (b)$15.616
 Ending Number of AUs....................................... (a)1,201       (a)7,434        (a)8,427         (a)9,487
                                                             (b)0           (b)1,170        (b)1,220         (b)1,390

-------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$12.221     (a)$12.299      (a)$13.707       (a)$16.152
                                                             (b)$12.107     (b)$12.180      (b)$13.540       (b)$15.916
 Ending AUV................................................. (a)$12.299     (a)$13.707      (a)$16.152       (a)$17.846
                                                             (b)$12.180     (b)$13.540      (b)$15.916       (b)$17.541
 Ending Number of AUs....................................... (a)2,442       (a)5,899        (a)4,038         (a)3,356
                                                             (b)0           (b)4,548        (b)4,193         (b)5,006

-------------------------------------------------------------
VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
Inception Date - 4/30/13
 Beginning AUV.............................................. (a)N/A         (a)N/A          (a)$10.082       (a)$11.929
                                                             (b)N/A         (b)N/A          (b)$10.064       (b)$11.877
 Ending AUV................................................. (a)N/A         (a)N/A          (a)$11.929       (a)$12.062
                                                             (b)N/A         (b)N/A          (b)$11.877       (b)$11.980
 Ending Number of AUs....................................... (a)N/A         (a)N/A          (a)83,976        (a)383,551
                                                             (b)N/A         (b)N/A          (b)26,630        (b)83,261

-------------------------------------------------------------
VCP TOTAL RETURN BALANCED PORTFOLIO - SAST Class 3 Shares
Inception Date - 4/30/13
 Beginning AUV.............................................. (a)N/A         (a)N/A          (a)$-            (a)$10.816
                                                             (b)N/A         (b)N/A          (b)$-            (b)$10.798
 Ending AUV................................................. (a)N/A         (a)N/A          (a)$10.816       (a)$11.313
                                                             (b)N/A         (b)N/A          (b)$10.798       (b)$11.266
 Ending Number of AUs....................................... (a)N/A         (a)N/A          (a)99,634        (a)453,351
                                                             (b)N/A         (b)N/A          (b)21,018        (b)85,943

-------------------------------------------------------------
VCP VALUE PORTFOLIO - SAST Class 3 Shares
Inception Date - 4/30/13
 Beginning AUV.............................................. (a)N/A         (a)N/A          (a)$-            (a)$11.002
                                                             (b)N/A         (b)N/A          (b)$-            (b)$10.984
 Ending AUV................................................. (a)N/A         (a)N/A          (a)$11.002       (a)$11.727
                                                             (b)N/A         (b)N/A          (b)$10.984       (b)$11.678
 Ending Number of AUs....................................... (a)N/A         (a)N/A          (a)97,940        (a)438,684
                                                             (b)N/A         (b)N/A          (b)21,420        (b)78,636

-------------------------------------------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a) Reflecting minimum Separate Account expenses without election of the optional Maximum Anniversary Value Death Benefit feature
        (b) Reflecting maximum Separate Account expenses with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                                (NEW YORK ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                             FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                            INCEPTION TO        ENDED           ENDED           ENDED
                                                              12/31/11         12/31/12        12/31/13       12/31/14
                                                           ==============   =============   =============   ============
AGGRESSIVE GROWTH - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................................ (a)$8.262        (a)$8.057       (a)$9.197       (a)$12.912
                                                           (b)$8.155        (b)$7.951       (b)$9.053       (b)$10.482
 Ending AUV............................................... (a)$8.057        (a)$9.197       (a)$12.912      (a)$12.752
                                                           (b)$7.951        (b)$9.053       (b)$10.482      (b)$12.490
 Ending Number of AUs..................................... (a)0             (a)1,281        (a)1,272        (a)1,406
                                                           (b)0             (b)0            (b)0            (b)0

-----------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................................ (a)$10.158       (a)$10.109      (a)$11.524      (a)$13.998
                                                           (b)$10.015       (b)$9.964       (b)$11.330      (b)$13.729
 Ending AUV............................................... (a)$10.109       (a)$11.524      (a)$13.998      (a)$14.483
                                                           (b)$9.964        (b)$11.330      (b)$13.729      (b)$14.169
 Ending Number of AUs..................................... (a)0             (a)73,888       (a)81,021       (a)81,430
                                                           (b)0             (b)25,102       (b)26,247       (b)25,751

-----------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................................ (a)$10.325       (a)$10.117      (a)$12.176      (a)$15.445
                                                           (b)$10.190       (b)$9.982       (b)$11.983      (b)$15.163
 Ending AUV............................................... (a)$10.117       (a)$12.176      (a)$15.445      (a)$15.507
                                                           (b)$9.982        (b)$11.983      (b)$15.163      (b)$15.186
 Ending Number of AUs..................................... (a)5,087         (a)72,888       (a)68,756       (a)71,079
                                                           (b)296           (b)22,437       (b)23,289       (b)25,518

-----------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................................ (a)$9.208        (a)$9.146       (a)$10.550      (a)$13.828
                                                           (b)$9.086        (b)$9.023       (b)$10.382      (b)$13.573
 Ending AUV............................................... (a)$9.146        (a)$10.550      (a)$13.828      (a)$15.014
                                                           (b)$9.023        (b)$10.382      (b)$13.573      (b)$14.701
 Ending Number of AUs..................................... (a)2,366         (a)31,568       (a)28,865       (a)28,455
                                                           (b)82            (b)28,692       (b)33,887       (b)32,559

-----------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................................ (a)$9.715        (a)$9.619       (a)$11.133      (a)$14.223
                                                           (b)$9.588        (b)$9.490       (b)$10.957      (b)$13.963
 Ending AUV............................................... (a)$9.619        (a)$11.133      (a)$14.223      (a)$15.151
                                                           (b)$9.490        (b)$10.957      (b)$13.963      (b)$14.837
 Ending Number of AUs..................................... (a)4,399         (a)52,951       (a)49,132       (a)48,174
                                                           (b)156           (b)25,212       (b)24,042       (b)23,461

-----------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................................ (a)$11.328       (a)$11.371      (a)$12.502      (a)$14.477
                                                           (b)$11.221       (b)$11.260      (b)$12.349      (b)$14.264
 Ending AUV............................................... (a)$11.371       (a)$12.502      (a)$14.477      (a)$15.279
                                                           (b)$11.260       (b)$12.349      (b)$14.264      (b)$15.017
 Ending Number of AUs..................................... (a)0             (a)21,695       (a)23,560       (a)22,263
                                                           (b)0             (b)21,895       (b)25,526       (b)25,094

-----------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a) Reflecting minimum Separate Account expenses without election of the optional Maximum Anniversary Value Death Benefit feature
        (b) Reflecting maximum Separate Account expenses with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                              FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                             INCEPTION TO        ENDED           ENDED           ENDED
                                               12/31/11         12/31/12        12/31/13        12/31/14
                                            ==============   =============   =============   =============
BALANCED - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................. (a)$10.800       (a)$10.784      (a)$11.982      (a)$14.062
                                            (b)$10.641       (b)$10.622      (b)$11.773      (b)$13.782
 Ending AUV................................ (a)$10.784       (a)$11.982      (a)$14.062      (a)$15.392
                                            (b)$10.622       (b)$11.773      (b)$13.782      (b)$15.047
 Ending Number of AUs...................... (a)7,315         (a)313,044      (a)322,261      (a)325,748
                                            (b)0             (b)178,277      (b)190,589      (b)193,983

--------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................. (a)$10.169       (a)$9.849       (a)$10.793      (a)$14.202
                                            (b)$10.026       (b)$9.707       (b)$10.611      (b)$13.928
 Ending AUV................................ (a)$9.849        (a)$10.793      (a)$14.202      (a)$15.611
                                            (b)$9.707        (b)$10.611      (b)$13.928      (b)$15.272
 Ending Number of AUs...................... (a)281           (a)22,455       (a)21,115       (a)23,850
                                            (b)76            (b)3,565        (b)4,214        (b)6,224

--------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................. (a)$12.461       (a)$11.834      (a)$14.400      (a)$19.210
                                            (b)$12.299       (b)$11.676      (b)$14.172      (b)$18.859
 Ending AUV................................ (a)$11.834       (a)$14.400      (a)$19.210      (a)$21.744
                                            (b)$11.676       (b)$14.172      (b)$18.859      (b)$21.293
 Ending Number of AUs...................... (a)2,175         (a)41,832       (a)36,838       (a)35,725
                                            (b)127           (b)25,667       (b)22,525       (b)21,027

--------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................. (a)$9.717        (a)$9.468       (a)$10.594      (a)$13.450
                                            (b)$9.524        (b)$9.277       (b)$10.354      (b)$13.113
 Ending AUV................................ (a)$9.468        (a)$10.594      (a)$13.450      (a)$14.346
                                            (b)$9.277        (b)$10.354      (b)$13.113      (b)$13.951
 Ending Number of AUs...................... (a)0             (a)282          (a)249          (a)239
                                            (b)0             (b)1,863        (b)1,651        (b)1,573

--------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................. (a)$9.744        (a)$9.718       (a)$9.521       (a)$9.327
                                            (b)$9.612        (b)$9.583       (b)$9.366       (b)$9.153
 Ending AUV................................ (a)$9.718        (a)$9.521       (a)$9.327       (a)$9.135
                                            (b)$9.583        (b)$9.366       (b)$9.153       (b)$8.942
 Ending Number of AUs...................... (a)0             (a)7,006        (a)26,370       (a)52,732
                                            (b)5             (b)5            (b)16,848       (b)17,191

--------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................. (a)$14.048       (a)$14.102      (a)$15.431      (a)$15.369
                                            (b)$13.860       (b)$13.908      (b)$15.181      (b)$15.082
 Ending AUV................................ (a)$14.102       (a)$15.431      (a)$15.369      (a)$15.971
                                            (b)$13.908       (b)$15.181      (b)$15.082      (b)$15.634
 Ending Number of AUs...................... (a)7,716         (a)124,021      (a)215,379      (a)248,478
                                            (b)478           (b)36,492       (b)60,056       (b)64,840

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................. (a)$11.294       (a)$11.493      (a)$12.848      (a)$17.241
                                            (b)$10.938       (b)$11.127      (b)$12.408      (b)$16.608
 Ending AUV................................ (a)$11.493       (a)$12.848      (a)$17.241      (a)$18.754
                                            (b)$11.127       (b)$12.408      (b)$16.608      (b)$18.021
 Ending Number of AUs...................... (a)0             (a)4,685        (a)5,478        (a)7,504
                                            (b)0             (b)4,955        (b)6,098        (b)6,887

--------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a) Reflecting minimum Separate Account expenses without election of the optional Maximum Anniversary Value Death Benefit feature
        (b) Reflecting maximum Separate Account expenses with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                               FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                              INCEPTION TO        ENDED           ENDED           ENDED
                                                                12/31/11         12/31/12        12/31/13        12/31/14
                                                             ==============   =============   =============   =============
EMERGING MARKETS - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$11.126       (a)$10.291      (a)$12.003      (a)$11.390
                                                             (b)$10.971       (b)$10.144      (b)$11.802      (b)$11.172
 Ending AUV................................................. (a)$10.291       (a)$12.003      (a)$11.390      (a)$10.529
                                                             (b)$10.144       (b)$11.802      (b)$11.172      (b)$10.301
 Ending Number of AUs....................................... (a)0             (a)5,770        (a)10,823       (a)12,983
                                                             (b)0             (b)1,713        (b)2,231        (b)3,806

-------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$9.402        (a)$9.520       (a)$10.925      (a)$14.082
                                                             (b)$9.186        (b)$9.298       (b)$10.644      (b)$13.685
 Ending AUV................................................. (a)$9.520        (a)$10.925      (a)$14.082      (a)$15.275
                                                             (b)$9.298        (b)$10.644      (b)$13.685      (b)$14.808
 Ending Number of AUs....................................... (a)0             (a)6,504        (a)6,599        (a)9,441
                                                             (b)0             (b)818          (b)849          (b)2,146

-------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$8.511        (a)$8.259       (a)$9.701       (a)$11.757
                                                             (b)$8.399        (b)$8.148       (b)$9.546       (b)$11.540
 Ending AUV................................................. (a)$8.259        (a)$9.701       (a)$11.757      (a)$10.769
                                                             (b)$8.148        (b)$9.546       (b)$11.540      (b)$10.544
 Ending Number of AUs....................................... (a)7,382         (a)112,212      (a)110,477      (a)123,966
                                                             (b)454           (b)33,004       (b)35,626       (b)40,755

-------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$8.937        (a)$8.942       (a)$10.155      (a)$12.376
                                                             (b)$8.844        (b)$8.847       (b)$10.021      (b)$12.183
 Ending AUV................................................. (a)$8.942        (a)$10.155      (a)$12.376      (a)$12.533
                                                             (b)$8.847        (b)$10.021      (b)$12.183      (b)$12.306
 Ending Number of AUs....................................... (a)0             (a)4,534        (a)7,126        (a)32,434
                                                             (b)0             (b)1,959        (b)2,020        (b)2,380

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$10.428       (a)$10.547      (a)$11.698      (a)$13.125
                                                             (b)$10.301       (b)$10.415      (b)$11.523      (b)$12.896
 Ending AUV................................................. (a)$10.547       (a)$11.698      (a)$13.125      (a)$13.520
                                                             (b)$10.415       (b)$11.523      (b)$12.896      (b)$13.251
 Ending Number of AUs....................................... (a)8,074         (a)154,247      (a)187,748      (a)196,561
                                                             (b)0             (b)54,042       (b)60,061       (b)62,206

-------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$10.020       (a)$9.683       (a)$11.047      (a)$14.872
                                                             (b)$9.870        (b)$9.534       (b)$10.850      (b)$14.572
 Ending AUV................................................. (a)$9.683        (a)$11.047      (a)$14.872      (a)$15.715
                                                             (b)$9.534        (b)$10.850      (b)$14.572      (b)$15.360
 Ending Number of AUs....................................... (a)0             (a)2,069        (a)1,766        (a)1,786
                                                             (b)0             (b)707          (b)735          (b)725

-------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$13.259       (a)$13.130      (a)$13.396      (a)$12.692
                                                             (b)$13.078       (b)$12.946      (b)$13.176      (b)$12.452
 Ending AUV................................................. (a)$13.130       (a)$13.396      (a)$12.692      (a)$12.423
                                                             (b)$12.946       (b)$13.176      (b)$12.452      (b)$12.158
 Ending Number of AUs....................................... (a)2,171         (a)58,338       (a)128,701      (a)162,504
                                                             (b)171           (b)19,373       (b)46,104       (b)51,255

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a) Reflecting minimum Separate Account expenses without election of the optional Maximum Anniversary Value Death Benefit feature
        (b) Reflecting maximum Separate Account expenses with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                           FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                          INCEPTION TO        ENDED           ENDED           ENDED
                                                            12/31/11         12/31/12        12/31/13        12/31/14
                                                         ==============   =============   =============   =============
GLOBAL EQUITIES - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.......................................... (a)$8.732        (a)$8.513       (a)$9.773       (a)$12.114
                                                         (b)$8.602        (b)$8.384       (b)$9.601       (b)$11.871
 Ending AUV............................................. (a)$8.513        (a)$9.773       (a)$12.114      (a)$12.397
                                                         (b)$8.384        (b)$9.601       (b)$11.871      (b)$12.118
 Ending Number of AUs................................... (a)0             (a)5,288        (a)3,762        (a)5,355
                                                         (b)0             (b)1,026        (b)920          (b)893

---------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.......................................... (a)$11.969       (a)$12.056      (a)$12.290      (a)$11.819
                                                         (b)$11.811       (b)$11.893      (b)$12.093      (b)$11.601
 Ending AUV............................................. (a)$12.056       (a)$12.290      (a)$11.819      (a)$12.208
                                                         (b)$11.893       (b)$12.093      (b)$11.601      (b)$11.953
 Ending Number of AUs................................... (a)6,891         (a)174,729      (a)243,141      (a)261,183
                                                         (b)435           (b)70,079       (b)97,500       (b)84,991

---------------------------------------------------------
GROWTH - AST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.......................................... (a)$9.812        (a)$9.672       (a)$10.827      (a)$14.375
                                                         (b)$9.677        (b)$9.536       (b)$10.647      (b)$12.029
 Ending AUV............................................. (a)$9.672        (a)$10.827      (a)$14.375      (a)$15.171
                                                         (b)$9.536        (b)$10.647      (b)$12.029      (b)$14.845
 Ending Number of AUs................................... (a)0             (a)430          (a)374          (a)372
                                                         (b)0             (b)0            (b)0            (b)457

---------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.......................................... (a)$9.322        (a)$9.553       (a)$10.671      (a)$13.810
                                                         (b)$8.998        (b)$9.217       (b)$10.271      (b)$13.260
 Ending AUV............................................. (a)$9.553        (a)$10.671      (a)$13.810      (a)$15.478
                                                         (b)$9.217        (b)$10.271      (b)$13.260      (b)$14.823
 Ending Number of AUs................................... (a)4,972         (a)96,791       (a)93,622       (a)88,305
                                                         (b)401           (b)29,632       (b)39,846       (b)38,983

---------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.......................................... (a)$11.240       (a)$11.129      (a)$12.850      (a)$17.392
                                                         (b)$11.094       (b)$10.981      (b)$12.647      (b)$17.075
 Ending AUV............................................. (a)$11.129       (a)$12.850      (a)$17.392      (a)$17.719
                                                         (b)$10.981       (b)$12.647      (b)$17.075      (b)$17.352
 Ending Number of AUs................................... (a)2,312         (a)33,126       (a)29,107       (a)28,963
                                                         (b)135           (b)10,946       (b)10,505       (b)10,532

---------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.......................................... (a)$11.061       (a)$11.174      (a)$12.839      (a)$13.608
                                                         (b)$10.939       (b)$11.048      (b)$12.662      (b)$13.387
 Ending AUV............................................. (a)$11.174       (a)$12.839      (a)$13.608      (a)$13.479
                                                         (b)$11.048       (b)$12.662      (b)$13.387      (b)$13.227
 Ending Number of AUs................................... (a)2,195         (a)70,311       (a)103,897      (a)114,066
                                                         (b)268           (b)18,454       (b)23,605       (b)23,196

---------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.......................................... (a)$8.627        (a)$8.386       (a)$9.665       (a)$11.452
                                                         (b)$8.512        (b)$8.272       (b)$9.510       (b)$11.240
 Ending AUV............................................. (a)$8.386        (a)$9.665       (a)$11.452      (a)$10.296
                                                         (b)$8.272        (b)$9.510       (b)$11.240      (b)$10.080
 Ending Number of AUs................................... (a)0             (a)4,751        (a)7,045        (a)8,687
                                                         (b)0             (b)447          (b)507          (b)569

---------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a) Reflecting minimum Separate Account expenses without election of the optional Maximum Anniversary Value Death Benefit feature
        (b) Reflecting maximum Separate Account expenses with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                               FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                              INCEPTION TO        ENDED           ENDED           ENDED
                                                                12/31/11         12/31/12        12/31/13        12/31/14
                                                             ==============   =============   =============   =============
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$7.149        (a)$6.952       (a)$8.282       (a)$9.927
                                                             (b)$7.058        (b)$6.861       (b)$8.152       (b)$9.748
 Ending AUV................................................. (a)$6.952        (a)$8.282       (a)$9.927       (a)$8.828
                                                             (b)$6.861        (b)$8.152       (b)$9.748       (b)$8.647
 Ending Number of AUs....................................... (a)0             (a)209          (a)412          (a)470
                                                             (b)0             (b)1,560        (b)1,469        (b)1,652

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES - AVIF
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$11.253       (a)$10.879      (a)$12.147      (a)$13.489
                                                             (b)$11.094       (b)$10.705      (b)$11.876      (b)$13.175
 Ending AUV................................................. (a)$10.879       (a)$12.147      (a)$13.489      (a)$17.809
                                                             (b)$10.705       (b)$11.876      (b)$13.175      (b)$17.323
 Ending Number of AUs....................................... (a)0             (a)0            (a)0            (a)683
                                                             (b)0             (b)0            (b)0            (b)0

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES - AVIF
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$9.088        (a)$9.158       (a)$10.724      (a)$14.325
                                                             (b)$8.971        (b)$9.038       (b)$10.556      (b)$14.065
 Ending AUV................................................. (a)$9.158        (a)$10.724      (a)$14.325      (a)$15.388
                                                             (b)$9.038        (b)$10.556      (b)$14.065      (b)$15.072
 Ending Number of AUs....................................... (a)4,149         (a)66,010       (a)59,369       (a)60,374
                                                             (b)327           (b)19,965       (b)20,011       (b)20,865

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES - AVIF
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$9.341        (a)$9.521       (a)$10.719      (a)$14.120
                                                             (b)$9.222        (b)$9.396       (b)$10.552      (b)$13.865
 Ending AUV................................................. (a)$9.521        (a)$10.719      (a)$14.120      (a)$15.288
                                                             (b)$9.396        (b)$10.552      (b)$13.865      (b)$14.975
 Ending Number of AUs....................................... (a)4,989         (a)83,952       (a)76,498       (a)76,345
                                                             (b)393           (b)25,176       (b)25,880       (b)26,786

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$8.603        (a)$8.444       (a)$9.318       (a)$12.470
                                                             (b)$8.507        (b)$8.346       (b)$9.188       (b)$12.265
 Ending AUV................................................. (a)$8.444        (a)$9.318       (a)$12.470      (a)$13.218
                                                             (b)$8.346        (b)$9.188       (b)$12.265      (b)$12.968
 Ending Number of AUs....................................... (a)1,923         (a)29,851       (a)26,447       (a)25,419
                                                             (b)89            (b)11,527       (b)20,536       (b)20,310

-------------------------------------------------------------
MANAGED ALLOCATION BALANCED - SST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$11.365       (a)$11.321      (a)$12.341      (a)$13.546
                                                             (b)$11.175       (b)$11.128      (b)$12.100      (b)$13.249
 Ending AUV................................................. (a)$11.321       (a)$12.341      (a)$13.546      (a)$14.047
                                                             (b)$11.128       (b)$12.100      (b)$13.249      (b)$13.705
 Ending Number of AUs....................................... (a)12,459        (a)283,846      (a)328,205      (a)358,439
                                                             (b)0             (b)117,275      (b)179,178      (b)172,117

-------------------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$10.376       (a)$10.236      (a)$11.577      (a)$14.099
                                                             (b)$10.204       (b)$10.063      (b)$11.353      (b)$13.792
 Ending AUV................................................. (a)$10.236       (a)$11.577      (a)$14.099      (a)$14.608
                                                             (b)$10.063       (b)$11.353      (b)$13.792      (b)$14.254
 Ending Number of AUs....................................... (a)239           (a)9,527        (a)17,400       (a)18,541
                                                             (b)0             (b)2,241        (b)2,077        (b)2,004

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a) Reflecting minimum Separate Account expenses without election of the optional Maximum Anniversary Value Death Benefit feature
        (b) Reflecting maximum Separate Account expenses with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                          FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                         INCEPTION TO        ENDED           ENDED           ENDED
                                                           12/31/11         12/31/12        12/31/13        12/31/14
                                                        ==============   =============   =============   =============
MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV......................................... (a)$10.659       (a)$10.562      (a)$11.739      (a)$13.559
                                                        (b)$10.481       (b)$10.382      (b)$11.511      (b)$13.262
 Ending AUV............................................ (a)$10.562       (a)$11.739      (a)$13.559      (a)$14.038
                                                        (b)$10.382       (b)$11.511      (b)$13.262      (b)$13.696
 Ending Number of AUs.................................. (a)0             (a)86,605       (a)88,410       (a)84,069
                                                        (b)0             (b)32,824       (b)33,107       (b)34,348

--------------------------------------------------------
MANAGED ALLOCATION MODERATE - SST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV......................................... (a)$11.077       (a)$11.007      (a)$12.113      (a)$13.647
                                                        (b)$10.892       (b)$10.820      (b)$11.877      (b)$13.348
 Ending AUV............................................ (a)$11.007       (a)$12.113      (a)$13.647      (a)$14.144
                                                        (b)$10.820       (b)$11.877      (b)$13.348      (b)$13.799
 Ending Number of AUs.................................. (a)0             (a)128,478      (a)177,183      (a)162,621
                                                        (b)0             (b)99,822       (b)105,806      (b)112,965

--------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV......................................... (a)$11.496       (a)$11.149      (a)$12.708      (a)$17.776
                                                        (b)$11.287       (b)$10.943      (b)$12.442      (b)$17.361
 Ending AUV............................................ (a)$11.149       (a)$12.708      (a)$17.776      (a)$19.427
                                                        (b)$10.943       (b)$12.442      (b)$17.361      (b)$18.925
 Ending Number of AUs.................................. (a)852           (a)14,795       (a)12,655       (a)12,773
                                                        (b)68            (b)8,821        (b)8,386        (b)9,110

--------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV......................................... (a)$10.731       (a)$9.877       (a)$10.042      (a)$10.436
                                                        (b)$10.589       (b)$9.743       (b)$9.881       (b)$10.243
 Ending AUV............................................ (a)$9.877        (a)$10.042      (a)$10.436      (a)$8.350
                                                        (b)$9.743        (b)$9.881       (b)$10.243      (b)$8.176
 Ending Number of AUs.................................. (a)0             (a)9,365        (a)11,153       (a)13,947
                                                        (b)0             (b)11,806       (b)13,227       (b)16,272

--------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV......................................... (a)$7.959        (a)$8.240       (a)$9.488       (a)$9.125
                                                        (b)$7.854        (b)$8.129       (b)$9.336       (b)$8.957
 Ending AUV............................................ (a)$8.240        (a)$9.488       (a)$9.125       (a)$11.631
                                                        (b)$8.129        (b)$9.336       (b)$8.957       (b)$11.388
 Ending Number of AUs.................................. (a)3,123         (a)50,145       (a)65,419       (a)52,854
                                                        (b)182           (b)15,190       (b)22,249       (b)19,238

--------------------------------------------------------
REAL RETURN - SST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV......................................... (a)$11.824       (a)$11.898      (a)$12.159      (a)$11.345
                                                        (b)$11.622       (b)$11.691      (b)$11.918      (b)$11.092
 Ending AUV............................................ (a)$11.898       (a)$12.159      (a)$11.345      (a)$11.353
                                                        (b)$11.691       (b)$11.918      (b)$11.092      (b)$11.072
 Ending Number of AUs.................................. (a)7,318         (a)149,805      (a)225,329      (a)254,678
                                                        (b)759           (b)50,779       (b)87,317       (b)94,325

--------------------------------------------------------
SA AB GROWTH*- SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV......................................... (a)$10.346       (a)$10.088      (a)$11.552      (a)$15.595
                                                        (b)$10.205       (b)$9.947       (b)$11.362      (b)$15.301
 Ending AUV............................................ (a)$10.088       (a)$11.552      (a)$15.595      (a)$17.487
                                                        (b)$9.947        (b)$11.362      (b)$15.301      (b)$17.114
 Ending Number of AUs.................................. (a)0             (a)5,565        (a)5,070        (a)4,832
                                                        (b)0             (b)6,415        (b)6,541        (b)6,659

--------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a) Reflecting minimum Separate Account expenses without election of the optional Maximum Anniversary Value Death Benefit feature
        (b) Reflecting maximum Separate Account expenses with election of the optional Maximum Anniversary Value Death Benefit


        * On May 1, 2015, the Alliance Growth Portfolio was renamed SA AB Growth Portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                            INCEPTION TO        ENDED           ENDED           ENDED
                                                              12/31/11         12/31/12        12/31/13        12/31/14
                                                           ==============   =============   =============   =============
SA JPMORGAN MFS CORE BOND**- SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................................ (a)$13.276       (a)$13.327      (a)$14.041      (a)$13.296
                                                           (b)$13.071       (b)$13.116      (b)$13.784      (b)$13.020
 Ending AUV............................................... (a)$13.327       (a)$14.041      (a)$13.296      (a)$13.687
                                                           (b)$13.116       (b)$13.784      (b)$13.020      (b)$13.370
 Ending Number of AUs..................................... (a)10,371        (a)264,005      (a)483,180      (a)516,136
                                                           (b)845           (b)76,879       (b)124,628      (b)128,849

-----------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE***- SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................................ (a)$9.378        (a)$9.323       (a)$10.321      (a)$13.552
                                                           (b)$9.258        (b)$9.200       (b)$10.159      (b)$13.306
 Ending AUV............................................... (a)$9.323        (a)$10.321      (a)$13.552      (a)$14.207
                                                           (b)$9.200        (b)$10.159      (b)$13.306      (b)$13.915
 Ending Number of AUs..................................... (a)4,076         (a)76,313       (a)69,398       (a)69,666
                                                           (b)321           (b)21,148       (b)21,752       (b)22,694

-----------------------------------------------------------
SA MARSICO FOCUSED GROWTH****- SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................................ (a)$10.638       (a)$10.384      (a)$11.347      (a)$15.012
                                                           (b)$10.486       (b)$10.232      (b)$11.152      (b)$14.718
 Ending AUV............................................... (a)$10.384       (a)$11.347      (a)$15.012      (a)$16.401
                                                           (b)$10.232       (b)$11.152      (b)$14.718      (b)$16.039
 Ending Number of AUs..................................... (a)648           (a)8,460        (a)7,540        (a)8,454
                                                           (b)0             (b)2,807        (b)2,446        (b)3,106

-----------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST#- SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................................ (a)$10.326       (a)$10.207      (a)$11.945      (a)$15.465
                                                           (b)$10.144       (b)$10.024      (b)$11.702      (b)$15.113
 Ending AUV............................................... (a)$10.207       (a)$11.945      (a)$15.465      (a)$16.841
                                                           (b)$10.024       (b)$11.702      (b)$15.113      (b)$16.417
 Ending Number of AUs..................................... (a)4,383         (a)78,797       (a)72,242       (a)70,744
                                                           (b)295           (b)26,676       (b)28,893       (b)28,717

-----------------------------------------------------------
SA MFS TOTAL RETURN##- SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................................ (a)$10.527       (a)$10.536      (a)$11.519      (a)$13.464
                                                           (b)$10.331       (b)$10.336      (b)$11.272      (b)$13.143
 Ending AUV............................................... (a)$10.536       (a)$11.519      (a)$13.464      (a)$14.341
                                                           (b)$10.336       (b)$11.272      (b)$13.143      (b)$13.965
 Ending Number of AUs..................................... (a)6,337         (a)84,014       (a)88,718       (a)81,521
                                                           (b)0             (b)54,607       (b)59,774       (b)57,902

-----------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................................ (a)$9.921        (a)$10.074      (a)$11.662      (a)$15.506
                                                           (b)$9.795        (b)$9.943       (b)$11.481      (b)$15.228
 Ending AUV............................................... (a)$10.074       (a)$11.662      (a)$15.506      (a)$15.233
                                                           (b)$9.943        (b)$11.481      (b)$15.228      (b)$14.922
 Ending Number of AUs..................................... (a)2,554         (a)36,568       (a)32,728       (a)34,156
                                                           (b)149           (b)12,922       (b)12,151       (b)12,939

-----------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV............................................ (a)$11.076       (a)$10.995      (a)$12.807      (a)$17.334
                                                           (b)$10.933       (b)$10.850      (b)$12.606      (b)$17.020
 Ending AUV............................................... (a)$10.995       (a)$12.807      (a)$17.334      (a)$18.580
                                                           (b)$10.850       (b)$12.606      (b)$17.020      (b)$18.197
 Ending Number of AUs..................................... (a)4,932         (a)79,142       (a)72,249       (a)68,938
                                                           (b)341           (b)26,775       (b)25,236       (b)24,286

-----------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a) Reflecting minimum Separate Account expenses without election of the optional Maximum Anniversary Value Death Benefit feature
        (b) Reflecting maximum Separate Account expenses with election of the optional Maximum Anniversary Value Death Benefit


        ** On January 16, 2015, the Total Return Bond Portfolio was renamed SA JPMorgan MFS Core Bond Portfolio.

        *** On or about September 8, 2015, the Davis Venture Value Portfolio was renamed SA Legg Mason BW Large Cap Value Portfolio.
        **** On May 1, 2015, the Marsico Focused Growth Portfolio was renamed SA Marsico Focused Growth Portfolio.
        # On May 1, 2015, the MFS Massachusetts Investors Trust Portfolio was renamed SA MFS Massachusetts Investors Trust Portfolio.
        ## On May 1, 2015, the MFS Total Return Portfolio was renamed SA MFS Total Return Portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                               FISCAL YEAR      FISCAL YEAR       FISCAL YEAR
                                                              INCEPTION TO        ENDED            ENDED             ENDED
                                                                12/31/11         12/31/12         12/31/13         12/31/14
                                                             ==============   =============   ===============   ==============
SUNAMERICA DYNAMIC ALLOCATION - SAST Class 3 Shares
Inception Date - 7/16/12
 Beginning AUV.............................................. (a)N/A           (a)$10.096      (a)$10.516        (a)$12.129
                                                             (b)N/A           (b)$10.079      (b)$10.486        (b)$12.065
 Ending AUV................................................. (a)N/A           (a)$10.516      (a)$12.129        (a)$12.458
                                                             (b)N/A           (b)$10.486      (b)$12.065        (b)$12.362
 Ending Number of AUs....................................... (a)N/A           (a)754,847      (a)3,961,964      (a)6,078,137
                                                             (b)N/A           (b)239,004      (b)1,121,171      (b)1,872,154

-------------------------------------------------------------
SUNAMERICA DYNAMIC STRATEGY - SAST Class 3 Shares
Inception Date - 7/16/12
 Beginning AUV.............................................. (a)N/A           (a)$9.999       (a)$10.415        (a)$12.055
                                                             (b)N/A           (b)$9.999       (b)$10.400        (b)$12.008
 Ending AUV................................................. (a)N/A           (a)$10.415      (a)$12.055        (a)$12.381
                                                             (b)N/A           (b)$10.400      (b)$12.008        (b)$12.301
 Ending Number of AUs....................................... (a)N/A           (a)177,630      (a)1,392,259      (a)2,682,144
                                                             (b)N/A           (b)97,150       (b)735,256        (b)1,137,264

-------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$10.423       (a)$9.998       (a)$10.583        (a)$13.085
                                                             (b)$10.224       (b)$9.805       (b)$10.352        (b)$12.768
 Ending AUV................................................. (a)$9.998        (a)$10.583      (a)$13.085        (a)$16.044
                                                             (b)$9.805        (b)$10.352      (b)$12.768        (b)$15.616
 Ending Number of AUs....................................... (a)0             (a)2,548        (a)3,081          (a)3,483
                                                             (b)0             (b)134          (b)118            (b)94

-------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
Inception Date - 11/14/11
 Beginning AUV.............................................. (a)$12.221       (a)$12.299      (a)$13.707        (a)$16.152
                                                             (b)$12.107       (b)$12.180      (b)$13.540        (b)$15.916
 Ending AUV................................................. (a)$12.299       (a)$13.707      (a)$16.152        (a)$17.846
                                                             (b)$12.180       (b)$13.540      (b)$15.916        (b)$17.541
 Ending Number of AUs....................................... (a)0             (a)2,552        (a)2,732          (a)2,427
                                                             (b)0             (b)614          (b)862            (b)933

-------------------------------------------------------------
VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
Inception Date - 4/30/13
 Beginning AUV.............................................. (a)N/A           (a)N/A          (a)$10.082        (a)$11.002
                                                             (b)N/A           (b)N/A          (b)$10.064        (b)$10.984
 Ending AUV................................................. (a)N/A           (a)N/A          (a)$11.929        (a)$11.727
                                                             (b)N/A           (b)N/A          (b)$11.877        (b)$11.678
 Ending Number of AUs....................................... (a)N/A           (a)N/A          (a)12,350         (a)102,511
                                                             (b)N/A           (b)N/A          (b)6,617          (b)24,303

-------------------------------------------------------------
VCP TOTAL RETURN BALANCED PORTFOLIO - SAST Class 3 Shares
Inception Date - 4/30/13
 Beginning AUV.............................................. (a)N/A           (a)N/A          (a)$-             (a)$10.816
                                                             (b)N/A           (b)N/A          (b)$-             (b)$10.798
 Ending AUV................................................. (a)N/A           (a)N/A          (a)$10.816        (a)$11.313
                                                             (b)N/A           (b)N/A          (b)$10.798        (b)$11.266
 Ending Number of AUs....................................... (a)N/A           (a)N/A          (a)21,520         (a)102,427
                                                             (b)N/A           (b)N/A          (b)7,884          (b)24,718

-------------------------------------------------------------
VCP VALUE PORTFOLIO - SAST Class 3 Shares
Inception Date - 4/30/13
 Beginning AUV.............................................. (a)N/A           (a)N/A          (a)$-             (a)$11.929
                                                             (b)N/A           (b)N/A          (b)$-             (b)$11.877
 Ending AUV................................................. (a)N/A           (a)N/A          (a)$11.002        (a)$12.062
                                                             (b)N/A           (b)N/A          (b)$10.984        (b)$11.980
 Ending Number of AUs....................................... (a)N/A           (a)N/A          (a)18,142         (a)86,310
                                                             (b)N/A           (b)N/A          (b)8,915          (b)21,743

-------------------------------------------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a) Reflecting minimum Separate Account expenses without election of the optional Maximum Anniversary Value Death Benefit feature
        (b) Reflecting maximum Separate Account expenses with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX B - FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS
                                      FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The fee for Polaris Income Plus is assessed against the Income Base and deducted from the contract value quarterly beginning on the first quarter anniversary following election.


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on the non-discretionary formula stated above which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of all VIX values as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Average Value of the VIX"). In general, as the Average Value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.


EXAMPLE

ASSUME YOU ELECT POLARIS INCOME PLUS FOR ONE COVERED PERSON AND YOU INVEST A SINGLE PURCHASE PAYMENT OF $100,000 WITH NO ADDITIONAL PURCHASE PAYMENTS AND NO WITHDRAWALS BEFORE THE 16TH BENEFIT QUARTER. ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS
FOLLOWS:


               AVERAGE     CALCULATED
  BENEFIT     VALUE OF      FORMULA       ANNUAL      QUARTERLY
  QUARTER        VIX         VALUE*      FEE RATE     FEE RATE**
     1st       24.82          N/A         1.10%        0.2750%
     2nd       21.49          N/A         1.10%        0.2750%
     3rd       24.16          N/A         1.10%        0.2750%
     4th       19.44          N/A         1.10%        0.2750%
     5th       16.88         0.94%        0.94%        0.2350%

* The Calculated Formula Value equals the number resulting from application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

**    The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

IN THE 5TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 16.88. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (16.88 - 20)]

     1.10% +[0.05% x (-3.12)]

     1.10% + (-0.0016) = 0.94% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 0.94% = 0.16% which is within 0.25% of the previous Annual Fee Rate (1.10%).

0.94% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than the Maximum Annual Fee Rate (2.20%).

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.94%.

The Quarterly Fee Rate is 0.2350% (or 0.94% divided by 4).

AFTER THE 5TH BENEFIT QUARTER, ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS FOLLOWS:


               AVERAGE
                VALUE     CALCULATED
  BENEFIT        OF        FORMULA       ANNUAL      QUARTERLY
  QUARTER        VIX        VALUE       FEE RATE     FEE RATE
     6th       20.00        1.10%        1.10%       0.2750%
     7th       25.57        1.38%        1.35%       0.3375%
     8th       30.22        1.61%        1.60%       0.4000%
     9th       26.02        1.40%        1.40%       0.3500%
     10th      22.83        1.24%        1.24%       0.3100%
     11th      19.88        1.09%        1.09%       0.2725%
     12th      20.60        1.13%        1.13%       0.2825%
     13th      14.44        0.82%        0.88%       0.2200%
     14th      13.41        0.77%        0.77%       0.1925%
     15th       9.11        0.56%        0.60%       0.1500%
     16th      16.30        0.92%        0.85%       0.2125%

                                      B-1



IN THE 7TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX INCREASES TO 25.57. WE CALCULATE THE ANNUAL FEE RATE IN THE 7TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (25.57 - 20)]

     1.10% + [0.05% x (5.57)]

     1.10% + (0.00278) = 1.38% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE


1.38% - 1.10% = 0.28% which is more than 0.25% higher than the previous Annual Fee Rate of 1.10%.


The Annual Fee Rate is adjusted to be exactly 0.25% higher than the previous Annual Fee Rate, which is 1.35% (1.10% + 0.25%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3375% (or 1.35% divided by 4).

IN THE 13TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 14.44. WE CALCULATE THE ANNUAL FEE RATE IN THE 13TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (14.44 - 20)]

     1.10% + [0.05% x (-5.56)]

     1.10% + (-0.00278) = 0.82% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.13% - 0.82% = 0.31% which is more than a 0.25% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.13%.

Therefore, the Annual Fee Rate is adjusted to be exactly 0.25% lower than the previous Annual Fee Rate, which is 0.88% (1.13% - 0.25%).

IN THE 15TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 9.11. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (9.11 - 20)]

     1.10% + [0.05% x (-10.89)]

     1.10% + (-0.005445) = 0.56% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate of 0.56% is lower than the Minimum Annual Fee Rate (0.60%).

Therefore, the Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Average Value of the VIX. If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.

                                      B-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
       APPENDIX C - POLARIS INCOME PLUS OPTIONAL LIVING BENEFIT EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

POLARIS INCOME PLUS EXAMPLES


The following examples demonstrate how Purchase Payments invested and withdrawals taken from the contract affect the values and benefits of the currently offered Living Benefit. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.


The examples below assume election of Polaris Income Plus Income Option with Dynamic Allocation (one Covered Person). These examples are not applicable to contracts issued prior to May 12, 2014.



EXAMPLE 1: INITIAL VALUES

The values shown below are based on the following assumptions:

     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000


     o     Covered Person = Owner age 65 on the Benefit Effective Date

     o     Maximum Annual Withdrawal Percentage = 6.0%




                                                                           MAXIMUM
                            PURCHASE                            INCOME      ANNUAL
                            PAYMENTS   CONTRACT     INCOME      CREDIT    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $6,000


     o     Income Base = Initial Purchase Payment = $100,000

     o     Income Credit Base = Initial Purchase Payment = $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage


      = $100,000 x 6.0% = $6,000



EXAMPLE 2: IMPACT OF ADDING SUBSEQUENT PURCHASE PAYMENTS AND ATTAINING HIGHEST ANNIVERSARY VALUES

The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:


     o     Subsequent Purchase Payment invested in the first contract year =
           $150,000.


     o     No withdrawals taken in the first 3 contract years



                                                                                                    MAXIMUM
                            PURCHASE    ASSUMED                               INCOME                 ANNUAL
                             PAYMENT   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
  Benefit Effective Date   $100,000   $100,000        --       $100,000    $100,000       --      $ 6,000
          Year 1           $150,000   $245,000        --       $250,000    $250,000       --      $15,000
       1st Anniversary        --      $270,000   $270,000      $270,000    $270,000    $15,000    $16,200
       2nd Anniversary        --      $287,000   $287,000      $287,000    $287,000    $16,200    $17,220
       3rd Anniversary        --      $310,000   $310,000      $310,000    $310,000    $17,220    $18,600



     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000 =
              $250,000)


The values of the feature are impacted by adding subsequent Purchase Payments as follows:


     o The Income Base, Income Credit Base and the Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.



           o In year 1, the Income Base and Income Credit Base were increased to $250,000 ($100,000 + $150,000); and the MAWA was increased to
              $15,000 ($250,000 x 6.0%).



                                      C-1

The values of the feature are impacted by attaining the highest Anniversary Values as follows:

     o The Income Base and Income Credit Base are increased to the highest Anniversary Value on each anniversary if the current Anniversary Value is greater than the current Income Base plus the Income Credit and all previous Anniversary Values; and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the value of the new Income Base.


           o On the 1st anniversary, the Income Base and Income Credit Base were increased to $270,000 ($270,000 is greater than $250,000 + $15,000 Income Credit); and the MAWA was increased to $16,200 ($270,000 x 6.0%).



           o On the 2nd anniversary, the Income Base and Income Credit Base were increased to $287,000 ($287,000 is greater than $270,000 + $16,200 Income Credit); and the MAWA was increased to $17,220 ($287,000 x 6.0%).



           o On the 3rd anniversary, the Income Base and Income Credit Base were increased to $310,000 ($310,000 is greater than $287,000 + $17,220 Income Credit) and the MAWA was increased to $18,600 ($310,000 x 6.0%).



EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS (UP TO THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:

     o Withdrawals of 5% of Income Base taken in the fourth and fifth contract years.



                                                                                                 MAXIMUM
                                     ASSUMED                               INCOME                 ANNUAL
                       WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
     VALUES AS OF         TAKEN       VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
    3rd Anniversary       --       $310,000   $310,000      $310,000    $310,000    $17,220    $18,600
        Year 4        $15,500      $312,000        --       $310,000    $310,000       --      $18,600
    4th Anniversary       --       $311,000   $311,000      $313,100    $310,000    $ 3,100    $18,786
        Year 5        $15,655      $302,000        --       $313,100    $310,000       --      $18,786
    5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $ 3,100    $18,792


     o     In year 4, $15,500 was withdrawn ($310,000 x 5%).

     o     In year 5, $15,655 was withdrawn ($313,100 x 5%).

The values of the feature are impacted by withdrawals taken as follows:

     o The Income Base and Income Credit Base are not reduced because the amount of the withdrawal taken was less than the Maximum Annual Withdrawal Amount ("MAWA")


           o In year 4, $15,500 was withdrawn and is less than the MAWA of $18,600.

           o In year 5, $15,655 was withdrawn and is less than the MAWA of $18,786.


     o The Income Credit Percentage used to determine the amount of the Income Credit added on the 4th and 5th anniversaries were reduced by the percent withdrawn (6% Income Credit Percentage - 5% withdrawal = 1% Income Credit Percentage)

Income Credit = $3,100 ($310,000 Income Credit Base x 1% Income Credit
                                  Percentage)


NOTE: When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of subsequent Purchase Payments received prior to the first contract anniversary, and when the Income Base is increased to the highest Anniversary Value (as shown in Example 2 above).



EXAMPLE 4: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:

     o Withdrawals of 8% of Income Base taken in the sixth and seventh contract years.



                                                                                               MAXIMUM
                                     ASSUMED                               INCOME               ANNUAL
                       WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT    INCOME   WITHDRAWAL
     VALUES AS OF         TAKEN       VALUE       VALUE         BASE        BASE     CREDIT     AMOUNT
    5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $3,100   $18,792
        Year 6        $25,296      $280,000        --       $309,014    $302,955      --     $18,541
    6th Anniversary       --       $290,000   $290,000      $309,014    $302,955    $    0   $18,541
        Year 7        $24,721      $260,000        --       $301,979    $296,058      --     $18,119
    7th Anniversary       --       $230,000   $230,000      $301,979    $296,058    $    0   $18,119


                                      C-2

The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:

     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA:


           o In year 6, the reduction proportion is 2.2725% ([$25,296 - $18,792] / [$305,000 - $18,792]); the reduced Income Base is
              $309,014 ($316,200 x [1 - 2.2725%]); and the reduced Income
              Credit Base is $302,955 ($310,000 x [1 - 2.2725%]).



           o In year 7, the reduction proportion is 2.2766% ([$24,721 - $18,541] / [$290,000 - $18,541]); the reduced Income Base is
              $301,979 ($309,014 x [1 - 2.2766%]); and the reduced Income
              Credit Base is $296,058 ($302,955 x [1 - 2.2766%]).


     o The Income Credit Percentage is reduced to 0% because the withdrawal taken was in excess of the MAWA.

     o     The MAWA is recalculated based on the reduced Income Base.


EXAMPLE 5: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:

     o Contract values as shown below and reduced to $0 in Year 11 due to market conditions.

     o     No withdrawals taken after the seventh contract year.



                                                                                     MAXIMUM
                        ASSUMED                               INCOME                 ANNUAL     PROTECTED
                       CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL    INCOME
     VALUES AS OF        VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT      PAYMENT
    7th Anniversary   $230,000   $230,000      $301,979    $296,058    $     0    $18,119          --
    8th Anniversary   $150,000   $150,000      $319,742    $296,058    $17,763    $19,185          --
    9th Anniversary   $100,000   $100,000      $337,505    $296,058    $17,763    $20,250          --
   10th Anniversary   $ 50,000   $ 50,000      $355,268    $296,058    $17,763    $21,316          --
       Year 11        $      0   $      0      $355,268    $296,058       --      $21,316          --
   11th Anniversary   $      0   $      0      $355,268    $296,058       --          --       $14,211



     o The Protected Income Payment of $14,211 ($355,268 x 4%) will be paid for the lifetime of the Covered Person.


                                      C-3

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           APPENDIX D - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
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The following details the standard and Maximum Anniversary Value death benefits payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether a Living Benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.


We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment. We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date. Continuation Purchase Payments will not be accepted on or after the first contract anniversary if a Living Benefit was elected.


The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.


THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY. WE WILL NOT ACCEPT CONTINUATION PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF YOU HAVE ELECTED A LIVING BENEFIT FEATURE.


The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether the original Owner had elected a Living Benefit, described above.


A. STANDARD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

     2.   OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.


                                      D-1



          If the Continuing Spouse is age 81-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or


          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:


               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

     2.   OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or


          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:


               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death and reduced by:


               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit, described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

                                      D-2

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          APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
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    PROSPECTUS PROVISION                       AVAILABILITY OR VARIATION                    ISSUE STATE
Administration Charge        Contract Maintenance Fee is $30.                             New Mexico
Administration Charge        Charge will be deducted pro-rata from Variable Portfolios    New York
                               only.                                                      Oregon
                                                                                          Texas
                                                                                          Washington
Annuity Date                 You may switch to the Income Phase any time after your       Florida
                               first contract anniversary.
Annuity Date                 You may begin the Income Phase any time 13 or more months    New York
                               after contract issue.
Free Look                    If you are age 65 or older on the contract issue date, the   Arizona
                               Free Look period is 30 days.
Free Look                    If you are age 60 or older on the contract issue date, the   California
                               Free Look period is 30 days.
Free Look                    The Free Look period is 21 days and the amount is            Florida
                               calculated as the value of your contract plus fees and
                             charges on the day we receive your request in Good Order at the Annuity Service Center
Free Look                    The Free Look period is 20 days.                             Idaho
                                                                                          North Dakota
                                                                                          Rhode Island
                                                                                          Texas
Free Look                    The Free Look amount is calculated as the greater of (1)     New York
                               Purchase Payments or (2) the value of your
                             contract on the day we receive your request in Good Order
                               at the Annuity Service Center.
Minimum Contract Value       The minimum remaining contract value after a partial         Texas
                               withdrawal must be $2,000.
Nursing Home Waiver          The Nursing Home Waiver is not available for contracts       California
                               purchased on or after May 1, 2014.
Premium Tax                  We deduct premium tax charges of 0.50% for Qualified         California
                               contracts and 2.35% for Non-Qualified contracts
                             based on contract value when you begin the Income Phase.
Premium Tax                  We deduct premium tax charges of 2.0% for Non-Qualified      Maine
                               contracts based on total Purchase Payments
                             when you begin the Income Phase.
Premium Tax                  We deduct premium tax charges of 3.5% for Non-Qualified      Nevada
                               contracts based on contract value when you begin
                             the Income Phase.
Premium Tax                  For the first $500,000 in the contract, we deduct premium    South Dakota
                               tax charges of 0% for Qualified contracts and
                             1.25% for Non-Qualified contracts based on total Purchase
                               Payments when you begin the Income Phase. For
                             any amount in excess of $500,000 in the contract, we deduct front-end premium tax charges of 0.08% for
                             Non-Qualified contracts based on total Purchase Payments
                               when you begin the Income Phase.
Premium Tax                  We deduct premium tax charges of 1.0% for Qualified          West Virginia
                               contracts and 1.0% for Non-Qualified contracts based
                             on contract value when you begin the Income Phase.
Premium Tax                  We deduct premium tax charges of 1.0% for Non-Qualified      Wyoming
                               contracts based on total Purchase Payments
                             when you begin the Income Phase.
Purchase Payment Age Limit   The Purchase Payment Age Limit is the later of two years     Washington
                               after contract issue or the Owner's 62nd birthday
                             for contracts issued November 14, 2011 through August 2,
                               2015. The Purchase Payment Age limit is not
                             applicable to contracts issued on or after August 3, 2015.
                             We will not accept subsequent Purchase Payments on or after the first contract anniversary if you elect a
                             Living Benefit.
Polaris Income Plus          Charge will be deducted pro-rata from Variable Portfolios    New York
                               only.                                                      Oregon
                                                                                          Texas
                                                                                          Washington
Transfer Privilege           Any transfer over the limit of 15 will incur a $10 transfer  Pennsylvania
                               fee.                                                       Texas



                                      E-1

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  APPENDIX F - LIVING BENEFIT FOR CONTRACTS ISSUED PRIOR TO SEPTEMBER 21, 2015

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--------------------------------------------------------------------------------





Effective January 15, 2016, if you have elected a living benefit feature, and your contract was issued on July 16, 2012 or later, we will not accept subsequent Purchase Payments after 12 months from your contract issue date. If your contract was issued prior to July 16, 2012, we will not accept subsequent Purchase Payments after 60 months from your contract issue date. You may not establish a future automatic subsequent purchase payment plan, and any current payment plan will be terminated.



POLARIS INCOME PLUS


If your contract was issued prior to September 21, 2015 and you elected the optional Polaris Income Plus (formerly called "SunAmerica Income Plus") living benefit, the following provisions are applicable to the feature you elected. All other provisions discussed in the prospectus above apply to your elected feature unless otherwise indicated.



MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE

If your contract was issued between July 22, 2013 through May 11, 2014, and you elected the optional Polaris Income Plus living benefit, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable.


   NUMBER OF COVERED
  PERSONS AND AGE OF      POLARIS INCOME PLUS
   COVERED PERSON AT      INCOME OPTION WITH
   FIRST WITHDRAWAL*      DYNAMIC ALLOCATION
 One Covered Person
 (Age 64 and Younger)      5.0%  /  3.0%**
 One Covered Person
 (Age 65 and Older)         5.5%  /  4.0%
 Two Covered Persons
 (Age 64 and Younger)      4.5%  /  3.0%***
 Two Covered Persons
 (Age 65 and Older)         5.0%  /  4.0%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

*** If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.

If your contract was issued between July 16, 2012 through July 21, 2013, and you elected the optional Polaris Income Plus living benefit, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:


   NUMBER OF COVERED
   PERSONS AND AGE OF      POLARIS INCOME PLUS     POLARIS INCOME PLUS
   COVERED PERSON AT        INCOME OPTION WITH     INCOME OPTION WITH
   FIRST WITHDRAWAL*        DYNAMIC ALLOCATION      CUSTOM ALLOCATION
 One Covered Person
 (Age 64 and Younger)       5.5%  /  3.0%**         4.5%  /  3.0%**
 One Covered Person
 (Age 65 and Older)          5.5%  /  4.0%           4.5%  /  4.0%
 Two Covered Persons
 (Age 64 and Younger)       5.0%  /  3.0%***        4.0%  /  3.0%***
 Two Covered Persons
 (Age 65 and Older)          5.0%  /  4.0%           4.0%  /  4.0%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

*** If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.



INVESTMENT REQUIREMENTS


If your contract was issued between May 12, 2014 through September 20, 2015, and you elected the optional Polaris Income Plus living benefit, you must allocate your assets in accordance with A, B or C:




  A   20% Secure      40% SunAmerica Dynamic Allocation Portfolio; and
      Value Account   40% SunAmerica Dynamic Strategy Portfolio
  B   20% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   30% SunAmerica Dynamic Strategy Portfolio;
                      6% VCP Managed Asset Allocation SAST Portfolio;
                      7% VCP Total Return Balanced Portfolio; and
                      7% VCP Value Portfolio
  C   20% Secure      Up to 80% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Cash Management
                      Corporate Bond
                      Global Bond
                      Government and Quality Bond
                      Real Return
                      SA JPMorgan MFS Core Bond
                      SunAmerica Dynamic Allocation Portfolio
                      SunAmerica Dynamic Strategy Portfolio
                      VCP Managed Asset Allocation SAST Portfolio*
                      VCP Total Return Balanced Portfolio*
                      VCP Value Portfolio*
                      * You may invest up to a maximum of 10% in each
                      of these Variable Portfolios.


                                      F-1



If your contract was issued between July 16, 2012 through July 21, 2013, and you elected the optional Polaris Income Plus living benefit, the following investment requirements are applicable:

If you elected the Polaris Income Plus Income Option with Dynamic Allocation, 20% of your initial Purchase Payment and subsequent Purchase Payment(s) will be allocated to the Secure Value Account. If you elected the Polaris Income Plus Income Option with Custom Allocation, 10% of your initial Purchase Payment and subsequent Purchase Payment(s) will be allocated to the Secure Value Account. You may not reallocate your money from the Secure Value Account to another Fixed Account, if available or to the Variable Portfolios when the guarantee period ends.


INVESTMENT REQUIREMENTS FOR THE POLARIS INCOME PLUS INCOME OPTION WITH DYNAMIC ALLOCATION

If you elected the Polaris Income Plus Income Option with Dynamic Allocation, you must allocate your assets in accordance with one of three ways:


 20% Secure        Up to 80% in one or more of the following
 Value Account     Variable Portfolios:
                   Cash Management
                   Corporate Bond
                   Global Bond
                   Government and Quality Bond
                   Real Return
                   SA JPMorgan MFS Core Bond
                   SunAmerica Dynamic Allocation Portfolio
                   SunAmerica Dynamic Strategy Portfolio
                   VCP Managed Asset Allocation SAST Portfolio*
                   VCP Total Return Balanced Portfolio*
                   VCP Value Portfolio*

*     You may invest up to a maximum of 10% in each of these Variable
      Portfolios.


INVESTMENT REQUIREMENTS FOR THE POLARIS INCOME PLUS INCOME OPTION WITH CUSTOM ALLOCATION

If you elected the Polaris Income Plus Income Option with Custom Allocation, you must allocate your assets in accordance with one of three Check the Box Options or the Build-Your-Own Option:




 Check-       10% Secure        90% in either Polaris Portfolio
 The-Box      Value Account     Allocator
 Option 1                       Model 1 or
                                Model 2 or
                                Model 3
                                Or 90% in either Combination
                                Model 1, 2 or 3
 Check-       10% Secure        90% in one or more of the following
 The-Box      Value Account     Variable Portfolios:
 Option 2                       American Funds Asset Allocation SAST
                                Asset Allocation
                                Balanced
                                Franklin Income VIP Fund
                                Managed Allocation Balanced
                                Managed Allocation Moderate
                                Managed Allocation Moderate Growth
                                SA MFS Total Return
                                SunAmerica Dynamic Allocation Portfolio
                                SunAmerica Dynamic Strategy Portfolio


 Check-       10% Secure        90% in the Cash Management
 The-Box      Value Account     Variable Portfolio
 Option 3

INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS INCOME OPTION WITH CUSTOMALLOCATION -- BUILD-YOUR-OWN OPTION

After allocating 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be allocated among the Variable Portfolios, as follows:



  INVESTMENT       INVESTMENT               VARIABLE PORTFOLIOS
     GROUP        REQUIREMENT            AND/OR DCA FIXED ACCOUNTS
 A. BOND,        Minimum 20%     Cash Management
  CASH AND       Maximum 90%     Corporate Bond
  DCA                            Global Bond
  FIXED                          Government and Quality Bond
  ACCOUNTS                       Real Return
                                 SA JPMorgan MFS Core Bond
                                 DCA FIXED ACCOUNTS*
                                 6-Month DCA
                                 1-Year DCA
                                 2-Year DCA
 B. EQUITY**      Minimum 0%     Aggressive Growth
                 Maximum 70%     American Funds Asset Allocation SAST
                                 American Funds Global Growth SAST
                                 American Funds Growth SAST
                                 American Funds Growth-Income SAST
                                 Asset Allocation
                                 Balanced
                                 Blue Chip Growth
                                 Capital Appreciation
                                 "Dogs" of Wall Street
                                 Equity Opportunities
                                 Foreign Value
                                 Franklin Founding Funds Allocation VIP
                                 Fund
                                 Franklin Income VIP Fund
                                 Fundamental Growth
                                 Global Equities
                                 Growth
                                 Growth-Income
                                 High-Yield Bond
                                 International Diversified Equities
                                 International Growth and Income
                                 Invesco V.I. American Franchise Fund,
                                 Series II Shares
                                 Invesco V.I. Comstock Fund, Series II
                                 Shares
                                 Invesco V.I. Growth and Income Fund,
                                 Series II Shares
                                 Lord Abbett Growth and Income
                                 Managed Allocation Balanced
                                 Managed Allocation Growth
                                 Managed Allocation Moderate
                                 Managed Allocation Moderate Growth
                                 SA AB Growth
                                 SA Legg Mason BW Large Cap Value
                                 SA Marsico Focused Growth
                                 SA MFS Massachusetts Investors Trust
                                 SA MFS Total Return
                                 Small & Mid Cap Value
                                 SunAmerica Dynamic Allocation Portfolio
                                 SunAmerica Dynamic Strategy Portfolio
                                 Telecom Utility
 C. LIMITED       Minimum 0%     Capital Growth
  EQUITY         Maximum 10%     Emerging Markets
                                 Growth Opportunities
                                 Mid-Cap Growth
                                 Natural Resources
                                 Real Estate
                                 Small Company Value
                                 Technology
                                 VCP Managed Asset Allocation SAST
                                 Portfolio

* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

**    Not all funds listed in the Equity group invest in equity markets.



LIVING BENEFIT DEFINED TERMS

If your contract was issued between July 16, 2012 through November 11, 2012, and you elected the optional Polaris Income Plus living benefit, the following provisions are applicable to the feature you elected. All other Polaris Income Plus provisions discussed in the prospectus above apply to your elected feature except for the following:

Under LIVING BENEFIT DEFINED TERMS, the terms "Eligible Purchase Payments" and "Ineligible Purchase Payments" are defined as follows:


     ELIGIBLE PURCHASE PAYMENTS

     Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base and Income Credit Base. The calculation of Eligible Purchase Payments does not include Income Credits or the Continuation Contribution, if any. However, the Continuation Contribution, if any, is included in the calculation of Anniversary Values. Total Purchase Payments are limited to $1,500,000 without prior Company approval.


   FIRST CONTRACT YEAR         SUBSEQUENT CONTRACT YEARS
  100% of Purchase        Purchase Payments received in
  Payments received       Contract Year 2, capped at 100% of
                          Purchase Payments received in the
                          first Contract Year

     EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 in contract year 2 for a grand total maximum of $200,000 of Eligible Purchase Payments.


     INELIGIBLE PURCHASE PAYMENTS

     Ineligible Purchase Payments are Purchase Payments, or portions thereof, received after the 2nd Contract Year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.

If your contract was issued prior to July 16, 2012 and you elected the optional POLARIS INCOME PLUS (formerly called "SunAmerica Income Plus") living benefit, the following provisions are applicable to the feature you elected. All other provisions discussed in the prospectus above apply to your elected feature except for the following:

Under LIVING BENEFIT DEFINED TERMS, the terms "Eligible Purchase Payments," "Ineligible Purchase Payments," and "Investment Requirements" are defined as follows:


     ELIGIBLE PURCHASE PAYMENTS

     Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base and Income Credit Base. The calculation of Eligible Purchase Payments does not include Income Credits or the Continuation Contribution, if any. However, Continuation Contributions, if any, are included in the calculation of Anniversary Values. Total Purchase Payments are limited to $1,500,000 without prior Company approval.


   FIRST CONTRACT YEAR         SUBSEQUENT CONTRACT YEARS
  100% of Purchase        Purchase Payments received in
  Payments Received       contract years 2-5, capped at 200%
                          of Purchase Payments received in
                          the first contract year

     INELIGIBLE PURCHASE PAYMENTS

     Ineligible Purchase Payments are Purchase Payments, or portions thereof, received after the 5th Contract Year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.


     INVESTMENT REQUIREMENTS

     We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account ("Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, (the "Flexible Allocation"), must be allocated by you in accordance with the investment options outlined under "ARE THERE ANY INVESTMENT REQUIREMENTS IF I ELECT POLARIS INCOMEPLUS?" BELOW.

Under the question, "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:


POLARIS INCOME PLUS


                                                       PROTECTED
  NUMBER OF COVERED PERSONS                              INCOME
      AND AGE OF COVERED           MAXIMUM ANNUAL       PAYMENT
 PERSON AT FIRST WITHDRAWAL*   WITHDRAWAL PERCENTAGE   PERCENTAGE
 One Covered Person
 (Age 64 and Younger)                  6.0%             3.0%**
 One Covered Person
 (Age 65 and Older)                    6.0%              4.0%
 Two Covered Persons
 (Age 64 and Younger)                  5.5%             3.0%***
 Two Covered Persons
 (Age 65 and Older)                    5.5%              4.0%

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

*** If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.


Under the question, "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT POLARIS INCOME PLUS?" the investment requirements under Polaris Income Plus are as follows:



Are there investment requirements if I elect Polaris Income Plus?

Yes. We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of Polaris Income Plus. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. The remaining 90% of every Purchase Payment and Continuation Contribution, if any (the "Flexible Allocation"), must be allocated by you in accordance with the investment requirements outlined below. As a result, there is a risk that the overall return of 90% of every Purchase Payment and Continuation Contribution may not be as high as the overall return of the entire Purchase Payment and Continuation Contribution invested in the Flexible Allocation.

Your Flexible Allocation must comply with the investment requirements in one of four ways.


FLEXIBLE ALLOCATION -- CHECK-THE-BOX OPTIONS 1-3

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3:


 Check-the-Box     Invest in one of three available Polaris
 Option 1          Portfolio Allocator Models:
                   Model 1, Model 2 or Model 3
                   or
                   Invest in one of three available 50%-50%
 Check-the-Box     Invest in one or more of the following
                   Model 1, Model 2 or Model 3
 Option 2          Variable Portfolios:
                   American Funds Asset Allocation SAST
                   Asset Allocation
                   Balanced
                   Franklin Income VIP Fund
                   Managed Allocation Balanced
                   Managed Allocation Moderate
                   Managed Allocation Moderate Growth
                   SA MFS Total Return
                   SunAmerica Dynamic Allocation Portfolio
                   SunAmerica Dynamic Strategy Portfolio
 Check-the-Box     Invest in the Cash Management Variable Portfolio
 Option 3

FLEXIBLE ALLOCATION -- BUILD-YOUR-OWN OPTION 4

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:


  INVESTMENT      INVESTMENT         VARIABLE PORTFOLIOS
    GROUP        REQUIREMENT      AND/OR DCA FIXED ACCOUNTS
 A. BOND,       Minimum 20%     Cash Management
  CASH AND      Maximum 90%     Corporate Bond
  DCA                           Global Bond
  FIXED                         Government and Quality Bond
  ACCOUNTS                      Real Return
                                SA JPMorgan MFS Core Bond
                                DCA FIXED ACCOUNTS*
                                6-Month DCA
                                1-Year DCA
                                2-Year DCA

  INVESTMENT       INVESTMENT               VARIABLE PORTFOLIOS
     GROUP        REQUIREMENT            AND/OR DCA FIXED ACCOUNTS
 B. EQUITY**      Minimum 0%     Aggressive Growth
                 Maximum 70%     American Funds Asset Allocation SAST
                                 American Funds Global Growth SAST
                                 American Funds Growth SAST
                                 American Funds Growth-Income SAST
                                 Asset Allocation
                                 Balanced
                                 Blue Chip Growth
                                 Capital Appreciation
                                 "Dogs" of Wall Street
                                 Equity Opportunities
                                 Foreign Value
                                 Franklin Founding Funds Allocation VIP
                                 Fund
                                 Franklin Income VIP Fund
                                 Fundamental Growth
                                 Global Equities
                                 Growth
                                 Growth-Income
                                 High-Yield Bond
                                 International Diversified Equities
                                 International Growth and Income
                                 Invesco V.I. American Franchise Fund,
                                 Series II Shares
                                 Invesco V.I. Comstock Fund, Series II
                                 Shares
                                 Invesco V.I. Growth and Income Fund,
                                 Series II Shares
                                 Lord Abbett Growth and Income
                                 Managed Allocation Balanced
                                 Managed Allocation Growth
                                 Managed Allocation Moderate
                                 Managed Allocation Moderate Growth
                                 SA AB Growth
                                 SA Legg Mason BW Large Cap Value
                                 SA Marsico Focused Growth
                                 SA MFS Massachusetts Investors Trust
                                 SA MFS Total Return
                                 Small & Mid Cap Value
                                 SunAmerica Dynamic Allocation Portfolio
                                 SunAmerica Dynamic Strategy Portfolio
                                 Telecom Utility
 C. LIMITED       Minimum 0%     Capital Growth
  EQUITY         Maximum 10%     Emerging Markets
                                 Growth Opportunities
                                 Mid-Cap Growth
                                 Natural Resources
                                 Real Estate
                                 Small Company Value
                                 Technology
                                 VCP Managed Asset Allocation SAST
                                 Portfolio


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

**    Not all funds listed in the Equity group invest in equity markets.

Under the question, "WHAT IS THE FEE FOR POLARIS INCOME PLUS?" the fee for Polaris Income Plus is as follows:


What is the fee for Polaris Income Plus?

The fee for Polaris Income Plus is calculated as a percentage of the Income Base and deducted from the contract value at the end of each Benefit Quarter beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX ABOVE FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will
(1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above. Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

Since the fee rate is assessed against the Income Base, an increase in the Income Base due to the addition of an Income Credit, attaining a higher Anniversary Value or the addition of subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

     Please forward a copy (without charge) of the Polaris Retirement Protector Variable Annuity Statement of
                                            Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: Issuing Company -----------------------------------------------------

 Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                           VARIABLE SEPARATE ACCOUNT
           Polaris Choice IV Variable Annuity date October 19, 2015
            Polaris Platinum III Variable Annuity dated May 1, 2015
         Polaris Preferred Solution Variable Annuity dated May 1, 2015
        Polaris Retirement Protector Variable Annuity dated May 1, 2015
          Polaris Select Investor Variable Annuity dated May 1, 2015

                        VARIABLE ANNUITY ACCOUNT SEVEN
       Polaris Platinum O-Series Variable Annuity dated October 5, 2015

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         FS VARIABLE SEPARATE ACCOUNT
           Polaris Choice IV Variable Annuity date October 19, 2015
            Polaris Platinum III Variable Annuity dated May 1, 2015
       Polaris Platinum O-Series Variable Annuity dated October 5, 2015
         Polaris Preferred Solution Variable Annuity dated May 1, 2015
        Polaris Retirement Protector Variable Annuity dated May 1, 2015
          Polaris Select Investor Variable Annuity dated May 1, 2015

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT A

         Polaris Choice Elite Variable Annuity dated October 19, 2015
           Polaris Platinum Elite Variable Annuity dated May 1, 2015

   The date of the Statement of Additional Information is changed to December 28, 2015.

Dated: December 28, 2015

  Please keep this Supplement with your Statement of Additional Information.

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements


The following financial statements are incorporated by reference, as indicated below, to this registration statement:

      - Audited Financial Statements of Variable Separate Account of American General Life Insurance Company for the year ended December 31, 2014 are incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-185787), filed on April 28, 2015.

      - Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2014, 2013 and 2012 are incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-185787), filed on April 28, 2015.


(b)  Exhibits



(1)      Resolution Establishing Separate Account........................................................ 2
(2)      Form of Custody Agreements...................................................................... Not Applicable
(3)      (a)  Distribution Contract...................................................................... 2
         (b)  Selling Agreement.......................................................................... 10
(4)      Variable Annuity Contract
         (a)  AGL Variable Annuity Contract (AS-993 (12/10))............................................. 10
         (b)  AGL Contract Data Page (AS-993-P5 (6/11)).................................................. 15
         (c)  AGL Variable Annuity Contract (AG-803 (7/13)).............................................. 13
         (d)  AGL Contract Data Page (AG-803-P5 (7/13)).................................................. Filed Herewith
         (e)  AGL Nursing Home Waiver Rider (A-7036-RI).................................................. 12
         (f)  AGL Optional Guaranteed Living Benefit Endorsement (ASE-6248 (9/09))....................... 12
         (g)  AGL Extended Legacy Program Guide (EXTLEGGEN.4REV.11.12)................................... 12
         (h)  AGL Maximum Anniversary Value Optional Death Benefit Endorsement
              (ASE-6235 (12/10))......................................................................... 12
         (i)  AGL Premium Plus Endorsement (ASE-6245 (12/08))............................................ 12
         (j)  AGL Merger Endorsement (L8204 (7/12))...................................................... 10
         (k)  AGL Return of Purchase Payment Death Benefit Endorsement (AGE-8022 (7/13))................. 17
         (l)  AGL Maximum Anniversary Value Optional Death Benefit Endorsement
              (AGE-8023 (7/13)).......................................................................... 17
(5)      Application for Contract
         (a)  AGL Annuity Application (ASA-579 (5/12))................................................... 12
         (b)  AGL Annuity Application (AGA-579 (12/14)).................................................. 16
(6)      Corporate Documents of Depositor
         (a)  Amended and Restated Articles of Incorporation of American General Life Insurance
              Company effective December 31, 1991........................................................ 1
         (b)  Amendment to the Amended and Restated Articles of Incorporation of American General Life
              Insurance Company, effective July 13, 1995................................................. 3
         (c)  By-Laws of American General Life Insurance Company, restated as of June 8, 2005............ 5
(7)      Reinsurance Contract............................................................................ Not Applicable
(8)      Material Contracts
         (a)  Anchor Series Trust Fund Participation Agreement........................................... 9
         (b)  SunAmerica Series Trust Fund Participation Agreement....................................... 9
         (c)  Lord Abbett Series Fund, Inc. Fund Participation Agreement................................. 4
         (d)  American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund
              Participation Agreement.................................................................... 6
         (e)  Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement.......... 7
         (f)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation
              Agreement.................................................................................. 8
         (g)  Seasons Series Trust Fund Participation Agreement.......................................... 9
         (h)  Letters of Consent to the Assignment of the Fund Participation Agreement................... 10
(9)      Opinion of Counsel and Consent of Depositor..................................................... 11
(10)     Consent......................................................................................... Filed Herewith
(11)     Financial Statements Omitted from Item 23....................................................... Not Applicable
(12)     Initial Capitalization Agreement................................................................ Not Applicable





(13)     Other
         (a)    Power of Attorney -- American General Life Insurance Company Directors.............. 14
         (b)    Amended and Restated Unconditional Capital Maintenance Agreement between American
                International Group, Inc. and
                American General Life Insurance Company............................................. 14
         (c)    Specimen Agreement and Plan of Merger............................................... 10
         (d)    CMA Termination Agreement........................................................... 15


--------
1 Incorporated by reference to Initial Registration Statement, File No.
  033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

2 Incorporated by reference to Initial Registration Statement, File Nos.
  333-25473 and 811-03859, filed on April 18, 1997, Accession No.
  0000950148-97-000989.

3 Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6
  Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.

4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-91860 and 811-03589, filed on October 28, 2002, Accession No. 0000898430-02-003844.

5 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.

6 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
  3, File Nos. 333-137867 and 811-03859, filed on April 26, 2007, Accession
  No. 0000950148-07-000100.

7 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No.
  6, File Nos. 333-144000 and 811-03859, filed on April 28, 2008, Accession
  No. 0000950148-08-000099.

8 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
  8, File Nos. 333-157199 and 811-03859 filed on August 25, 2010, Accession
  No. 0000950123-10-080861.

9 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
  5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.

10 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.

11 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185787 and 811-03859 filed on January 2, 2013, Accession No. 0000950123-12-014443.

12 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment
  No. 1, File Nos. 333-185762 and 811-03859, filed on April 29, 2013,
  Accession No. 0000950123-13-002952.


13 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-198223 and 811-03859, filed on November 3, 2014, Accession No. 0000950123-14-010828.



14 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 4, File Nos. 333-185778 and 811-03859, filed on April 28, 2015,
  Accession No. 0001193125-15-153025.



15 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 4, File Nos. 333-185787 and 811-03859, filed on April 28, 2015,
  Accession No. 0001193125-15-153061.



16 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 4, File Nos. 333-185762 and 811-03859, filed on December 28, 2015.



17 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment
  No. 5, File Nos. 333-185778 and 811-03859, filed on December 28, 2015.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Robert S. Schimek(4)                               Director, Chairman, President
Kevin T. Hogan(4)                                  Director, Chief Executive Officer
Jana W. Greer(2)                                   Director, President, Individual Retirement
Jonathan J. Novak(1)                               Director, President, Institutional Markets
Thomas J. Diemer                                   Director, Executive Vice President and Chief Financial Officer
Deborah A. Gero(1)                                 Director, Senior Vice President and Chief Investment Officer
Stephen A. Maginn(1)                               Director, Senior Vice President and Chief Distribution Officer
Jeffrey M. Farber(4)                               Director, Senior Vice President and Chief Risk Officer
John Q. Doyle(4)                                   Director
Elias F. Habayeb(4)                                Director
Charles S. Shamieh(4)                              Director, President, Life, Disability and Health
Robert J. Scheinerman                              Executive Vice President, Head of Individual Retirement
Jesus C. Zaragoza                                  Senior Vice President and Life Controller
Michael P. Harwood                                 Director, Senior Vice President, Chief Actuary and Corporate
                                                   Illustration Actuary
Christine A. Nixon(1)                              Senior Vice President
Yoav Tamir(2)                                      Senior Vice President, Market Risk Management
Kyle L. Jennings                                   Senior Vice President and Chief Compliance Officer
William C. Kolbert(5)                              Senior Vice President and Business Information Officer
Sai P. Raman(5)                                    Senior Vice President, Institutional Markets
Craig A. Buck(8)                                   Senior Vice President, Capital Management
Timothy M. Heslin                                  Senior Vice President, Head of Global Life Sciences
Rodney E. Rishel                                   Senior Vice President, Head of US Life and Disability
Gloria Beissinger                                  Vice President and Treasurer
Charles E. Beam(3)                                 Vice President and Assistant Controller
Mallary L. Reznik(1)                               Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                                Vice President and Secretary
John B. Deremo(4)                                  Vice President, Distribution
Leo W. Grace                                       Vice President, Product Filing
Tracey E. Harris                                   Vice President, Product Filing
Daniel R. Cricks                                   Vice President and Tax Officer
Josephine B. Lowman                                Vice President and Tax Officer
T. Clay Spires                                     Vice President and Tax Officer
Michael E. Treske(2)                               Vice President, Distribution
Frank Kophamel                                     Vice President and Appointed Actuary
Katherine L. Stoner                                Vice President, 38a-1 Compliance Officer
Christina M. Haley(2)                              Vice President, Product Filing
Marla S. Campagna(6)                               Vice President
Mary M. Newitt(3)                                  Vice President, Product Filing
Manda Ghaferi(1)                                   Vice President
Keith C. Honig(7)                                  Vice President
Stewart P. Polakov(2)                              Vice President
Douglas S. Tymins(6)                               Vice President
Becky L. Strom                                     Anti-Money Laundering and Economic Sanctions Compliance Officer
David J. Kumatz(3)                                 Assistant Secretary
Virginia N. Puzon(1)                               Assistant Secretary
Rosemary Foster                                    Assistant Secretary
Grace D. Harvey                                    Illustration Actuary
Laszlo Kulin(7)                                    Investment Tax Officer




NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Alireza Vaseghi(7)                                 Managing Director and Chief Operating Officer, Institutional
                                                   Markets
Melissa H. Cozart                                  Privacy Officer

--------
(1)   1999 Avenue of the Stars, Los Angeles, CA 90067

(2)   21650 Oxnard Street, Woodland Hills, CA 91367

(3)   2000 American General Way, Brentwood, TN 37027

(4)   175 Water Street, New York, NY 10038

(5)   50 Danbury Road, Wilton, CT 06897

(6)   777 S. Figueroa Street, Los Angeles, CA 90017

(7)   80 Pine Street, New York, NY 10005

(8)   1650 Market Street, Philadelphia, PA 19139


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of American General Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No.
0000005272-15-000002, filed on February 20, 2015. Exhibit 21 is incorporated herein by reference.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of December 1, 2015, the number of Polaris Retirement Protector contracts funded by Variable Separate Account was 9,245, of which 5,368 were qualified contracts and 3,877 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:

     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:



OFFICER/DIRECTORS*                                     POSITION
-------------------------- ----------------------------------------------------------------
   Peter A. Harbeck        Director
   James T. Nichols        Director, President and Chief Executive Officer
   Rebecca Snider          Chief Compliance Officer
   Frank Curran            Vice President, Chief Financial Officer, Treasurer, Controller
                           and Financial Operation Officer
   Stephen A. Maginn(2)    Director, Senior Vice President
   Michael E. Treske(1)    Chief Distribution Officer, Mutual Funds and Variable Annuities
   John T. Genoy           Vice President
   Mallary L. Reznik(2)    Vice President
   Christine A. Nixon(2)   Secretary
   Virginia N. Puzon(2)    Assistant Secretary


     --------
      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311.

     (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.

     (2) Principal business address is 1999 Avenue of the Stars, Los Angeles, CA 90067-6121.

(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER THE CONTRACTS PURSUANT TO SECTION 26(F)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

American General Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American General Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 24th day of December, 2015.



                                       VARIABLE SEPARATE ACCOUNT
                                       (Registrant)


                                       BY:  AMERICAN GENERAL LIFE INSURANCE
                                       COMPANY
                                          (On behalf of the Registrant and
                                       itself)


                                       BY: /s/  JESUS C. ZARAGOZA
                                          -------------------------------------
                                          JESUS C. ZARAGOZA
                                          SENIOR VICE PRESIDENT AND
                                          LIFE CONTROLLER

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.



            SIGNATURE                                      TITLE                                DATE
---------------------------------   --------------------------------------------------   ------------------
*ROBERT S. SCHIMEK                            Director, Chairman, President              December 24, 2015
------------------------------
ROBERT S. SCHIMEK

*THOMAS J. DIEMER                        Director, Executive Vice President and          December 24, 2015
------------------------------                   Chief Financial Officer
THOMAS J. DIEMER

*JOHN Q. DOYLE                                          Director                         December 24, 2015
------------------------------
JOHN Q. DOYLE

*JEFFREY M. FARBER                         Director, Senior Vice President and           December 24, 2015
------------------------------                     Chief Risk Officer
JEFFREY M. FARBER

*DEBORAH A. GERO                           Director, Senior Vice President and           December 24, 2015
------------------------------                  Chief Investment Officer
DEBORAH A. GERO

*JANA W. GREER                       Director and President -- Individual Retirement     December 24, 2015
------------------------------
JANA W. GREER

                                                        Director                          December  , 2015
------------------------------
ELIAS F. HABAYEB

*MICHAEL P. HARWOOD                  Director, Senior Vice President, Chief Actuary,     December 24, 2015
------------------------------               Corporate Illustration Actuary
MICHAEL P. HARWOOD

*KEVIN T. HOGAN                           Director and Chief Executive Officer           December 24, 2015
------------------------------
KEVIN T. HOGAN

*STEPHEN A. MAGINN                         Director, Senior Vice President and           December 24, 2015
------------------------------                 Chief Distribution Officer
STEPHEN A. MAGINN

*JONATHAN J. NOVAK                   Director and President -- Institutional Markets     December 24, 2015
------------------------------
JONATHAN J. NOVAK

*CHARLES S. SHAMIEH                 Director, President, Life, Disability and Health     December 24, 2015
------------------------------
CHARLES S. SHAMIEH

/s/  JESUS C. ZARAGOZA                  Senior Vice President and Life Controller        December 24, 2015
------------------------------
JESUS C. ZARAGOZA

/s/  MANDA GHAFERI                                  Attorney-in-Fact                     December 24, 2015
------------------------------
*MANDA GHAFERI



                                 EXHIBIT INDEX



 EXHIBIT NO.        DESCRIPTION
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(4)(d)          Contract Data Page
(10)            Consent